UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.8%	Treasuries	1,246,783,315	1,273,735,272
0.0%	Other Investment Company	508,918	508,918
99.8%	Total Investments	1,247,292,233	1,274,244,190
0.2%	Other Assets and Liabilities, Net		2,048,661
100.0%	Net Assets		1,276,292,851

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.63%, 01/15/18	18,645,589	19,225,281
0.13%, 04/15/18	61,043,961	61,720,939
1.38%, 07/15/18	18,396,862	19,181,672
2.13%, 01/15/19	17,114,501	18,229,682
0.13%, 04/15/19	60,465,384	61,533,203
1.88%, 07/15/19	19,441,129	20,884,050
1.38%, 01/15/20	23,575,451	25,052,689
0.13%, 04/15/20	60,513,731	61,724,006
1.25%, 07/15/20	36,236,951	38,728,241
1.13%, 01/15/21	41,449,141	44,117,637
0.13%, 04/15/21	35,874,435	36,642,507
0.63%, 07/15/21	43,999,370	46,212,978
0.13%, 01/15/22	48,566,515	49,598,553
0.13%, 07/15/22	50,086,029	51,291,098
0.13%, 01/15/23	50,325,078	51,158,461
0.38%, 07/15/23	49,916,938	51,749,888
0.63%, 01/15/24	49,800,704	52,275,300
0.13%, 07/15/24	48,937,867	49,671,935
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 01/15/25	49,060,025	49,979,901
2.38%, 01/15/25	32,212,023	38,387,712
0.38%, 07/15/25	48,999,950	50,615,479
0.63%, 01/15/26	44,130,016	46,426,101
2.00%, 01/15/26	23,464,272	27,566,766
0.13%, 07/15/26	28,373,040	28,696,776
2.38%, 01/15/27	18,877,202	23,168,745
1.75%, 01/15/28	18,836,394	22,062,126
3.63%, 04/15/28	15,913,220	21,987,614
2.50%, 01/15/29	18,230,477	23,149,788
3.88%, 04/15/29	19,365,159	27,919,137
3.38%, 04/15/32	7,361,341	10,801,590
2.13%, 02/15/40	9,960,922	13,280,698
2.13%, 02/15/41	12,680,125	17,060,727
0.75%, 02/15/42	22,304,810	23,022,801
0.63%, 02/15/43	16,458,155	16,509,669
1.38%, 02/15/44	24,923,072	29,615,589
0.75%, 02/15/45	27,684,380	28,592,705
1.00%, 02/15/46	14,356,637	15,893,228
Total Treasuries
(Cost $1,246,783,315)		1,273,735,272
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	508,918	508,918
Total Other Investment Company
(Cost $508,918)		508,918

End of Investments

At 09/30/16, the tax basis cost of the fund's investments was $1,249,986,998 and the unrealized appreciation and depreciation were $24,343,523 and ($86,331), respectively, with a net unrealized appreciation of $24,257,192.
(a)	The rate shown is the 7-day yield.

    1

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$1,273,735,272	$—	$1,273,735,272
Other Investment Company[1]	508,918	—	—	508,918
Total	$508,918	$1,273,735,272	$—	$1,274,244,190
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.6%	Treasuries	1,206,589,430	1,209,030,676
0.1%	Other Investment Company	1,132,906	1,132,906
99.7%	Total Investments	1,207,722,336	1,210,163,582
0.3%	Other Assets and Liabilities, Net		3,636,463
100.0%	Net Assets		1,213,800,045

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
Bonds
9.00%, 11/15/18	250,000	293,535
8.88%, 02/15/19	1,000,000	1,191,094
Notes
0.88%, 10/15/17	4,003,000	4,011,366
0.75%, 10/31/17	2,040,000	2,041,634
1.88%, 10/31/17	33,368,000	33,794,209
0.88%, 11/15/17	20,269,000	20,311,362
4.25%, 11/15/17	1,563,000	1,624,807
0.63%, 11/30/17	20,621,000	20,608,524
0.88%, 11/30/17	14,555,000	14,585,988
2.25%, 11/30/17	11,788,000	11,999,088
1.00%, 12/15/17	20,891,000	20,968,923
0.75%, 12/31/17	23,998,000	24,012,999
1.00%, 12/31/17	3,236,000	3,247,944
2.75%, 12/31/17	12,996,000	13,324,448
0.88%, 01/15/18	20,995,000	21,040,937
0.75%, 01/31/18	4,176,000	4,178,284
0.88%, 01/31/18	23,835,000	23,890,392
1.00%, 02/15/18	11,312,000	11,356,626
3.50%, 02/15/18	11,001,000	11,416,970
0.75%, 02/28/18	18,943,000	18,951,145
2.75%, 02/28/18	18,943,000	19,479,845
1.00%, 03/15/18	10,264,000	10,305,898
2.88%, 03/31/18	3,493,000	3,604,067
0.75%, 04/15/18	50,065,500	50,079,168
0.63%, 04/30/18	18,912,000	18,883,935
0.75%, 04/30/18	13,493,000	13,496,157
2.63%, 04/30/18	8,496,000	8,747,728
1.00%, 05/15/18	22,705,000	22,798,567
3.88%, 05/15/18	6,221,000	6,537,636
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 05/31/18	20,991,000	21,037,327
1.00%, 05/31/18	21,084,000	21,170,487
1.13%, 06/15/18	10,482,000	10,548,330
0.63%, 06/30/18	11,989,000	11,963,248
1.38%, 06/30/18	12,195,000	12,324,572
2.38%, 06/30/18	15,688,000	16,126,166
0.88%, 07/15/18	37,377,000	37,450,745
0.75%, 07/31/18	7,960,000	7,958,758
1.38%, 07/31/18	1,544,000	1,560,978
2.25%, 07/31/18	24,774,000	25,442,700
1.00%, 08/15/18	11,229,000	11,277,902
0.75%, 08/31/18	13,913,000	13,910,830
1.50%, 08/31/18	21,406,000	21,699,070
1.00%, 09/15/18	2,546,000	2,556,543
0.75%, 09/30/18	10,000,000	9,997,270
1.38%, 09/30/18	14,006,000	14,166,845
0.88%, 10/15/18	26,377,000	26,423,371
1.25%, 10/31/18	19,666,000	19,848,068
1.75%, 10/31/18	14,755,000	15,042,029
3.75%, 11/15/18	1,000,000	1,062,129
1.25%, 11/30/18	24,492,000	24,721,123
1.38%, 11/30/18	25,308,000	25,615,442
1.25%, 12/15/18	10,347,000	10,445,421
1.38%, 12/31/18	10,347,000	10,474,920
1.50%, 12/31/18	17,039,000	17,296,919
1.13%, 01/15/19	10,097,000	10,166,215
1.25%, 01/31/19	14,399,000	14,541,017
1.50%, 01/31/19	15,327,000	15,564,982
0.75%, 02/15/19	9,412,000	9,395,275
2.75%, 02/15/19	11,312,000	11,827,228
1.38%, 02/28/19	14,146,000	14,327,804
1.50%, 02/28/19	18,824,000	19,121,061
1.00%, 03/15/19	10,553,000	10,594,632
1.50%, 03/31/19	6,695,000	6,805,099
1.63%, 03/31/19	18,179,000	18,528,019
0.88%, 04/15/19	17,878,000	17,891,963
1.25%, 04/30/19	1,575,000	1,591,366
1.63%, 04/30/19	15,963,000	16,275,093
3.13%, 05/15/19	2,500,000	2,647,460
1.13%, 05/31/19	20,748,000	20,904,419
1.50%, 05/31/19	31,139,000	31,663,848
0.88%, 06/15/19	1,042,000	1,042,407
1.00%, 06/30/19	16,262,000	16,326,788
1.63%, 06/30/19	22,039,000	22,491,395
0.75%, 07/15/19	1,997,000	1,990,759
0.88%, 07/31/19	37,671,000	37,684,976
1.63%, 07/31/19	3,490,000	3,563,346
0.75%, 08/15/19	13,169,000	13,124,502
3.63%, 08/15/19	2,500,000	2,694,530
1.00%, 08/31/19	16,398,000	16,452,769
1.63%, 08/31/19	26,832,000	27,399,550
0.75%, 09/15/19	7,500,000	7,500,000

    1

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 09/30/19	10,500,000	10,533,222
1.75%, 09/30/19	19,000,000	19,476,482
Total Treasuries
(Cost $1,206,589,430)		1,209,030,676
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	1,132,906	1,132,906
Total Other Investment Company
(Cost $1,132,906)		1,132,906

End of Investments

At 09/30/16, the tax basis cost of the fund's investments was $1,207,722,336 and the unrealized appreciation and depreciation were $2,824,785 and ($383,539), respectively, with a net unrealized appreciation of $2,441,246.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$1,209,030,676	$—	$1,209,030,676
Other Investment Company[1]	1,132,906	—	—	1,132,906
Total	$1,132,906	$1,209,030,676	$—	$1,210,163,582
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.4%	Treasuries	771,259,394	781,044,329
0.2%	Other Investment Company	1,211,444	1,211,444
99.6%	Total Investments	772,470,838	782,255,773
0.4%	Other Assets and Liabilities, Net		3,415,167
100.0%	Net Assets		785,670,940

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
8.50%, 02/15/20	1,232,000	1,540,866
8.75%, 05/15/20	1,007,000	1,284,200
8.75%, 08/15/20	4,148,500	5,366,554
6.88%, 08/15/25	476,000	688,378
6.00%, 02/15/26	1,602,000	2,221,336
6.75%, 08/15/26	1,500,000	2,208,369
Notes
1.50%, 10/31/19	3,161,000	3,216,997
3.38%, 11/15/19	7,645,000	8,220,462
1.00%, 11/30/19	3,846,000	3,854,188
1.50%, 11/30/19	9,132,000	9,293,061
1.13%, 12/31/19	8,390,000	8,438,343
1.63%, 12/31/19	2,559,000	2,614,428
1.25%, 01/31/20	5,941,000	5,996,697
1.38%, 01/31/20	11,454,000	11,605,674
3.63%, 02/15/20	13,660,000	14,858,187
1.25%, 02/29/20	10,581,000	10,677,922
1.38%, 02/29/20	5,938,000	6,016,518
1.38%, 03/31/20	6,243,000	6,325,670
1.13%, 04/30/20	4,079,000	4,097,086
1.38%, 04/30/20	4,008,000	4,060,761
3.50%, 05/15/20	6,886,000	7,491,348
1.38%, 05/31/20	10,011,000	10,138,290
1.88%, 06/30/20	3,456,000	3,562,379
1.63%, 07/31/20	9,693,000	9,905,228
2.00%, 07/31/20	4,462,000	4,620,263
2.63%, 08/15/20	9,753,000	10,331,889
1.38%, 08/31/20	4,534,000	4,590,321
1.38%, 09/30/20	6,871,000	6,953,933
2.00%, 09/30/20	7,941,000	8,230,410
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 10/31/20	9,058,000	9,165,029
1.75%, 10/31/20	5,933,000	6,090,130
2.63%, 11/15/20	9,718,000	10,318,164
1.63%, 11/30/20	12,726,000	13,003,134
2.00%, 11/30/20	5,011,000	5,195,094
1.75%, 12/31/20	6,584,000	6,760,945
2.38%, 12/31/20	8,792,000	9,253,061
1.38%, 01/31/21	9,737,000	9,845,022
2.13%, 01/31/21	10,787,000	11,243,128
3.63%, 02/15/21	8,878,000	9,823,542
1.13%, 02/28/21	5,699,000	5,703,451
2.00%, 02/28/21	3,826,000	3,968,802
1.25%, 03/31/21	8,656,000	8,702,664
2.25%, 03/31/21	5,284,000	5,540,665
1.38%, 04/30/21	5,340,000	5,396,737
2.25%, 04/30/21	5,384,000	5,648,677
3.13%, 05/15/21	11,476,000	12,488,895
1.38%, 05/31/21	17,805,000	18,000,445
2.00%, 05/31/21	9,495,000	9,857,557
1.13%, 06/30/21	10,899,000	10,887,720
2.13%, 06/30/21	7,092,000	7,406,289
1.13%, 07/31/21	3,512,000	3,507,336
2.25%, 07/31/21	4,547,000	4,776,569
2.13%, 08/15/21	7,244,000	7,566,018
1.13%, 08/31/21	8,028,000	8,020,791
2.00%, 08/31/21	802,000	833,156
1.13%, 09/30/21	9,150,000	9,138,206
2.13%, 09/30/21	2,375,000	2,481,875
2.00%, 10/31/21	7,035,000	7,311,180
2.00%, 11/15/21	8,190,000	8,511,040
1.88%, 11/30/21	6,848,000	7,074,306
2.13%, 12/31/21	4,690,000	4,903,433
1.50%, 01/31/22	4,739,000	4,802,773
2.00%, 02/15/22	4,194,000	4,360,120
1.75%, 02/28/22	4,296,000	4,409,105
1.75%, 04/30/22	5,211,000	5,344,428
1.75%, 05/15/22	9,707,000	9,953,470
1.88%, 05/31/22	4,760,000	4,914,514
2.13%, 06/30/22	5,315,000	5,560,197
2.00%, 07/31/22	6,144,000	6,384,722
1.63%, 08/15/22	8,386,000	8,538,977
1.88%, 08/31/22	2,358,000	2,433,621
1.75%, 09/30/22	14,021,000	14,369,885
1.88%, 10/31/22	5,135,000	5,298,575
1.63%, 11/15/22	9,707,000	9,871,757
2.00%, 11/30/22	2,870,000	2,982,559
2.13%, 12/31/22	5,520,000	5,777,022
1.75%, 01/31/23	5,767,000	5,904,191
2.00%, 02/15/23	14,687,000	15,260,131
1.50%, 02/28/23	5,175,000	5,215,934
1.50%, 03/31/23	2,830,000	2,850,617
1.63%, 04/30/23	5,346,000	5,424,731
1.75%, 05/15/23	11,360,000	11,617,815
1.63%, 05/31/23	15,540,000	15,764,600
1.38%, 06/30/23	11,066,000	11,048,272

    1

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 07/31/23	3,761,000	3,722,141
2.50%, 08/15/23	8,327,000	8,922,414
1.38%, 08/31/23	5,770,000	5,752,194
1.38%, 09/30/23	4,100,000	4,084,625
2.75%, 11/15/23	11,514,000	12,548,234
2.75%, 02/15/24	13,502,000	14,735,637
2.50%, 05/15/24	13,510,000	14,519,292
2.38%, 08/15/24	12,409,000	13,223,341
2.25%, 11/15/24	11,820,000	12,482,109
2.00%, 02/15/25	13,687,000	14,176,201
2.13%, 05/15/25	13,200,000	13,803,029
2.00%, 08/15/25	13,828,000	14,312,519
2.25%, 11/15/25	13,540,000	14,295,803
1.63%, 02/15/26	15,606,000	15,636,182
1.63%, 05/15/26	17,726,000	17,752,997
1.50%, 08/15/26	6,217,000	6,156,776
Total Treasuries
(Cost $771,259,394)		781,044,329
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (a)	1,211,444	1,211,444
Total Other Investment Company
(Cost $1,211,444)		1,211,444

End of Investments

At 09/30/16, the tax basis cost of the fund's investments was $772,481,176 and the unrealized appreciation and depreciation were $10,110,125 and ($335,528), respectively, with a net unrealized appreciation of $9,774,597.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$781,044,329	$—	$781,044,329
Other Investment Company[1]	1,211,444	—	—	1,211,444
Total	$1,211,444	$781,044,329	$—	$782,255,773
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
25.9%	Corporates	805,674,962	835,908,100
36.1%	Treasuries	1,134,059,661	1,166,209,177
7.8%	Government Related	244,294,000	250,855,085
29.7%	Securitized	944,866,843	959,291,262
1.3%	Other Investment Company	43,159,905	43,159,905
4.3%	Short-Term Investment	138,488,920	138,493,075
105.1%	Total Investments	3,310,544,291	3,393,916,604
(5.1%)	Other Assets and Liabilities, Net		(163,376,356)
100.0%	Net Assets		3,230,540,248

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.9% of net assets
Financial Institutions 7.9%
Banking 5.6%
American Express Co.
7.00%, 03/19/18	250,000	269,760
8.13%, 05/20/19	250,000	291,088
2.65%, 12/02/22	500,000	512,420
American Express Credit Corp.
2.13%, 07/27/18	300,000	304,413
2.38%, 05/26/20 (b)	1,000,000	1,023,282
2.25%, 05/05/21 (b)	1,000,000	1,015,990
Bank of America Corp.
5.75%, 12/01/17	1,500,000	1,572,057
6.88%, 04/25/18	300,000	323,778
5.65%, 05/01/18	800,000	848,935
2.60%, 01/15/19	2,500,000	2,550,200
2.65%, 04/01/19	1,500,000	1,533,714
7.63%, 06/01/19	1,000,000	1,148,312
5.63%, 07/01/20	1,750,000	1,966,155
5.88%, 01/05/21	800,000	918,361
2.63%, 04/19/21	500,000	508,497
5.00%, 05/13/21	500,000	559,525
3.30%, 01/11/23	2,800,000	2,902,570
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 04/21/25	500,000	518,538
3.88%, 08/01/25	2,000,000	2,140,642
7.75%, 05/14/38	250,000	363,592
5.88%, 02/07/42	1,000,000	1,308,499
5.00%, 01/21/44	1,000,000	1,181,919
Bank of America NA
1.65%, 03/26/18	500,000	502,185
2.05%, 12/07/18	500,000	506,718
Bank of Montreal
2.38%, 01/25/19 (b)	600,000	611,788
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	1,500,000	1,536,210
Bank of Nova Scotia
2.05%, 10/30/18	250,000	253,054
1.85%, 04/14/20	500,000	505,507
2.80%, 07/21/21	500,000	521,155
Barclays Bank PLC
5.14%, 10/14/20	500,000	541,907
Barclays PLC
2.75%, 11/08/19	1,500,000	1,513,557
5.25%, 08/17/45	500,000	565,283
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	108,139
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,000,000	1,047,572
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	1,016,111
5.00%, 01/15/21	200,000	223,909
3.25%, 03/03/23	350,000	367,732
4.25%, 10/15/24	300,000	312,623
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,530,538
2.50%, 07/15/19	1,000,000	1,021,824
2.65%, 02/03/21	1,500,000	1,549,090
4.00%, 04/15/24	1,000,000	1,098,858
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	1,000,000	1,073,801
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	1,013,544
Capital One Financial Corp.
4.75%, 07/15/21	800,000	891,194
4.20%, 10/29/25 (b)	750,000	783,933
Capital One NA
1.65%, 02/05/18 (b)	1,000,000	1,001,480
1.50%, 03/22/18 (b)	1,000,000	998,193
2.35%, 08/17/18 (b)	1,000,000	1,012,611
2.40%, 09/05/19 (b)	750,000	762,382
2.25%, 09/13/21 (b)	1,000,000	1,000,784
Citigroup, Inc.
1.85%, 11/24/17	800,000	802,722
1.80%, 02/05/18	650,000	651,852
2.15%, 07/30/18	1,000,000	1,009,314

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 09/26/18	2,500,000	2,540,892
2.40%, 02/18/20	1,000,000	1,013,320
2.65%, 10/26/20	2,500,000	2,556,170
4.50%, 01/14/22	750,000	829,307
3.30%, 04/27/25	1,500,000	1,545,802
5.50%, 09/13/25	1,000,000	1,142,487
4.60%, 03/09/26	500,000	535,010
3.40%, 05/01/26	2,500,000	2,588,220
4.65%, 07/30/45	500,000	566,669
4.75%, 08/15/46	500,000	526,461
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.50%, 01/19/21	750,000	769,576
4.38%, 08/04/25	250,000	264,303
5.25%, 05/24/41	1,500,000	1,851,478
5.25%, 08/04/45	1,000,000	1,145,445
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	1,004,467
3.45%, 04/16/21 (c)	1,000,000	1,021,420
3.80%, 09/15/22	500,000	511,468
3.75%, 03/26/25	1,500,000	1,492,995
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	313,421
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,935,306
Discover Financial Services
3.85%, 11/21/22	500,000	519,397
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,549
Goldman Sachs Group, Inc.
5.95%, 01/18/18	600,000	633,219
2.38%, 01/22/18	1,000,000	1,011,375
6.15%, 04/01/18	1,500,000	1,598,239
2.90%, 07/19/18	2,500,000	2,560,345
5.38%, 03/15/20	1,000,000	1,108,216
2.75%, 09/15/20 (b)	2,000,000	2,050,524
5.25%, 07/27/21	1,262,000	1,426,281
5.75%, 01/24/22	1,100,000	1,279,178
3.85%, 07/08/24 (b)	650,000	691,259
4.25%, 10/21/25	1,000,000	1,054,374
6.13%, 02/15/33	750,000	947,674
6.75%, 10/01/37	500,000	638,620
6.25%, 02/01/41	1,000,000	1,312,148
4.80%, 07/08/44 (b)	500,000	564,590
5.15%, 05/22/45	500,000	547,374
HSBC Bank USA NA
4.88%, 08/24/20	500,000	543,077
HSBC Holdings PLC
5.10%, 04/05/21	850,000	940,265
2.95%, 05/25/21	1,000,000	1,014,921
4.30%, 03/08/26	1,000,000	1,072,910
3.90%, 05/25/26	2,000,000	2,074,544
6.50%, 09/15/37	500,000	642,474
6.80%, 06/01/38	500,000	662,039
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,536,475
5.00%, 09/27/20	400,000	433,722
JPMorgan Chase & Co.
6.00%, 01/15/18	1,750,000	1,849,246
1.70%, 03/01/18 (b)	2,250,000	2,257,290
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.30%, 04/23/19 (h)	1,000,000	1,114,399
2.25%, 01/23/20 (b)	1,000,000	1,013,609
4.25%, 10/15/20	500,000	542,271
2.55%, 10/29/20 (b)	2,750,000	2,802,596
2.30%, 08/15/21 (b)	500,000	501,364
4.50%, 01/24/22	1,000,000	1,108,101
3.20%, 01/25/23	500,000	521,817
3.38%, 05/01/23	1,000,000	1,028,946
3.88%, 02/01/24	500,000	539,669
3.88%, 09/10/24	1,000,000	1,054,573
3.13%, 01/23/25 (b)	1,000,000	1,023,182
3.30%, 04/01/26 (b)	4,500,000	4,636,233
4.13%, 12/15/26	500,000	534,620
6.40%, 05/15/38	650,000	897,486
5.50%, 10/15/40	500,000	635,706
5.40%, 01/06/42 (h)	600,000	752,261
KeyCorp
2.30%, 12/13/18 (b)	500,000	508,117
Lloyds Bank PLC
2.30%, 11/27/18	600,000	606,714
2.35%, 09/05/19	500,000	507,060
6.38%, 01/21/21	500,000	586,501
Lloyds Banking Group PLC
3.10%, 07/06/21	500,000	511,414
4.50%, 11/04/24	500,000	518,556
4.65%, 03/24/26	1,000,000	1,030,951
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	246,197
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	750,000	814,446
Morgan Stanley
5.95%, 12/28/17	1,750,000	1,843,205
1.88%, 01/05/18	2,500,000	2,510,985
7.30%, 05/13/19 (h)	700,000	796,033
5.63%, 09/23/19	1,500,000	1,662,334
2.65%, 01/27/20	1,000,000	1,022,672
5.50%, 07/28/21	1,500,000	1,712,623
4.10%, 05/22/23	750,000	794,098
4.00%, 07/23/25	3,000,000	3,232,092
5.00%, 11/24/25	1,000,000	1,117,772
4.35%, 09/08/26	1,000,000	1,069,764
7.25%, 04/01/32	500,000	695,491
4.30%, 01/27/45	500,000	537,462
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	260,327
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,529,406
2.15%, 04/29/21 (b)	500,000	505,539
2.95%, 01/30/23 (b)	500,000	515,193
Rabobank Nederland
4.63%, 12/01/23	450,000	486,701
Regions Bank
6.45%, 06/26/37	250,000	299,684
Royal Bank of Canada
2.20%, 07/27/18	750,000	760,756
2.15%, 03/15/19	1,250,000	1,270,241
2.50%, 01/19/21	500,000	516,353
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	515,192

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander Holdings USA, Inc.
4.50%, 07/17/25 (b)	1,069,000	1,115,297
Santander UK PLC
3.05%, 08/23/18	300,000	307,396
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	252,172
3.40%, 07/11/24	500,000	527,615
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	514,204
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	255,059
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	768,229
4.50%, 07/23/25 (b)	900,000	952,768
Toronto-Dominion Bank
1.75%, 07/23/18	500,000	503,206
2.13%, 07/02/19	750,000	762,162
2.50%, 12/14/20	1,500,000	1,543,378
UBS AG
1.80%, 03/26/18	1,250,000	1,252,760
2.38%, 08/14/19	1,000,000	1,020,484
4.88%, 08/04/20	1,000,000	1,113,336
US Bancorp
3.00%, 03/15/22 (b)	600,000	636,135
3.60%, 09/11/24 (b)	1,000,000	1,072,851
Wachovia Corp.
5.75%, 02/01/18	500,000	528,393
5.50%, 08/01/35	250,000	291,552
Wells Fargo & Co.
5.63%, 12/11/17	1,000,000	1,049,483
1.50%, 01/16/18	500,000	500,732
2.13%, 04/22/19	500,000	507,114
2.60%, 07/22/20	1,150,000	1,173,968
4.60%, 04/01/21	1,000,000	1,104,716
2.10%, 07/26/21	1,500,000	1,495,882
3.45%, 02/13/23	500,000	516,034
3.00%, 04/22/26	1,000,000	1,010,655
4.10%, 06/03/26	2,000,000	2,124,434
5.38%, 02/07/35	1,500,000	1,829,925
5.38%, 11/02/43	400,000	465,437
4.65%, 11/04/44	500,000	527,240
3.90%, 05/01/45	750,000	773,623
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	502,443
Westpac Banking Corp.
4.88%, 11/19/19	1,400,000	1,535,341
		181,700,095
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,094,525
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	641,606
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	1,000,000	1,039,640
Invesco Finance plc
3.75%, 01/15/26	650,000	696,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Jefferies Group LLC
5.13%, 01/20/23	700,000	746,779
6.25%, 01/15/36	150,000	156,784
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	767,539
6.70%, 03/04/20 (h)	1,000,000	1,151,194
		6,294,493
Finance Companies 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	511,875
Air Lease Corp.
2.63%, 09/04/18 (b)	500,000	504,778
3.38%, 01/15/19 (b)	700,000	720,734
GATX Corp.
5.20%, 03/15/44 (b)	500,000	540,908
GE Capital International Funding Co.
3.37%, 11/15/25	1,000,000	1,083,297
4.42%, 11/15/35	1,500,000	1,686,897
HSBC Finance Corp.
6.68%, 01/15/21	350,000	402,971
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,500,000	1,640,625
4.63%, 04/15/21	500,000	525,000
		7,617,085
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	212,582
		212,582
Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	775,381
4.35%, 11/03/45 (b)	750,000	869,146
Aetna, Inc.
3.50%, 11/15/24 (b)	1,000,000	1,058,437
4.38%, 06/15/46 (b)	500,000	525,767
Aflac, Inc.
3.63%, 06/15/23	500,000	538,179
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	2,500,000	2,620,410
Allstate Corp.
4.50%, 06/15/43	300,000	353,771
American International Group, Inc.
5.85%, 01/16/18	500,000	527,663
2.30%, 07/16/19 (b)	2,000,000	2,038,064
6.40%, 12/15/20	500,000	586,952
4.13%, 02/15/24	1,000,000	1,079,237
3.88%, 01/15/35 (b)	450,000	442,685
4.50%, 07/16/44 (b)	1,000,000	1,022,663
Anthem, Inc.
2.25%, 08/15/19	500,000	506,786
3.30%, 01/15/23	750,000	787,114
5.85%, 01/15/36	750,000	917,314
4.65%, 08/15/44 (b)	500,000	547,591

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aon Corp.
8.21%, 01/01/27	100,000	132,250
Aon PLC
3.88%, 12/15/25 (b)	1,000,000	1,069,811
Assurant, Inc.
2.50%, 03/15/18	400,000	404,806
6.75%, 02/15/34	400,000	506,573
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	533,703
4.25%, 01/15/21	300,000	332,127
5.75%, 01/15/40	100,000	133,426
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	1,500,000	1,578,483
Chubb Corp.
6.00%, 05/11/37	250,000	340,352
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,051,364
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	163,268
3.25%, 04/15/25 (b)	1,000,000	1,032,914
5.88%, 03/15/41 (b)	250,000	315,365
5.38%, 02/15/42 (b)	300,000	363,959
CNA Financial Corp.
7.35%, 11/15/19	250,000	288,649
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,137,361
5.95%, 10/15/36	300,000	359,064
6.63%, 03/30/40	250,000	322,997
6.10%, 10/01/41	350,000	427,684
4.30%, 04/15/43	750,000	736,924
Humana, Inc.
3.85%, 10/01/24 (b)	1,000,000	1,074,231
MetLife, Inc.
4.75%, 02/08/21	750,000	840,093
3.60%, 04/10/24	1,000,000	1,060,248
5.70%, 06/15/35	500,000	606,130
Prudential Financial, Inc.
6.00%, 12/01/17	96,000	101,141
4.50%, 11/16/21	300,000	336,399
5.63%, 06/15/43 (a)(b)	700,000	756,035
The Progressive Corp.
3.70%, 01/26/45	300,000	313,970
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	177,708
6.25%, 06/15/37	750,000	1,044,913
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	500,976
6.00%, 02/15/18	150,000	159,453
2.88%, 03/15/22 (b)	1,000,000	1,048,441
3.75%, 07/15/25	500,000	549,701
6.88%, 02/15/38	750,000	1,101,307
4.75%, 07/15/45	750,000	901,663
Unum Group
5.63%, 09/15/20	350,000	391,446
Voya Financial, Inc.
2.90%, 02/15/18	572,000	582,932
3.65%, 06/15/26	1,000,000	997,523
5.70%, 07/15/43	200,000	224,763
Security Rate, Maturity Date	Face Amount ($)	Value ($)
XLIT Ltd.
2.30%, 12/15/18	300,000	303,728
6.25%, 05/15/27	200,000	242,025
5.25%, 12/15/43	250,000	275,960
		40,019,026
REITs 0.7%
AvalonBay Communities, Inc.
3.95%, 01/15/21 (b)	255,000	274,509
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	107,069
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	767,100
DDR Corp.
3.63%, 02/01/25 (b)	200,000	202,560
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	277,911
5.25%, 03/15/21 (b)	250,000	279,801
Duke Realty LP
3.25%, 06/30/26 (b)	250,000	256,084
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	261,426
4.50%, 06/01/45 (b)	250,000	275,305
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	530,916
3.50%, 04/01/25 (b)	500,000	516,961
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	1,000,000	1,031,892
4.50%, 12/01/44 (b)	350,000	397,630
HCP, Inc.
6.70%, 01/30/18	100,000	106,724
2.63%, 02/01/20 (b)	300,000	304,540
5.38%, 02/01/21 (b)	500,000	560,644
3.40%, 02/01/25 (b)	300,000	296,836
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	253,568
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	260,085
4.38%, 10/01/25 (b)	1,000,000	1,081,702
4.25%, 08/15/29 (b)	200,000	211,378
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	261,313
3.40%, 11/01/22 (b)	350,000	369,212
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	1,100,000	1,158,079
Prologis LP
2.75%, 02/15/19 (b)	300,000	307,134
4.25%, 08/15/23 (b)	800,000	885,778
3.75%, 11/01/25 (b)	2,000,000	2,155,782
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,214,811
Simon Property Group LP
5.65%, 02/01/20 (b)	102,000	114,235
4.38%, 03/01/21 (b)	1,000,000	1,101,767
3.38%, 03/15/22 (b)	500,000	531,698
3.30%, 01/15/26 (b)	250,000	264,166

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	218,135
3.25%, 08/15/22 (b)	250,000	260,854
3.50%, 02/01/25 (b)	1,000,000	1,033,511
4.38%, 02/01/45 (b)	250,000	253,805
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	507,367
5.00%, 01/15/22 (b)	500,000	550,252
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	526,090
4.50%, 01/15/24 (b)	400,000	437,442
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	400,208
		20,806,280
		256,649,561
Industrial 16.0%
Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	276,354
3.50%, 06/01/23 (b)	500,000	523,987
4.13%, 03/15/35 (b)	1,500,000	1,479,307
5.25%, 01/15/45 (b)	250,000	279,094
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	135,675
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	351,861
2.38%, 02/15/20 (b)	250,000	254,304
3.05%, 08/01/20 (b)	100,000	103,832
3.65%, 07/15/24 (b)	800,000	843,529
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	270,290
Barrick Gold Corp.
4.10%, 05/01/23	2,004,000	2,164,278
5.25%, 04/01/42	1,000,000	1,100,599
Barrick North America Finance LLC
4.40%, 05/30/21	326,000	357,481
5.70%, 05/30/41	250,000	285,477
5.75%, 05/01/43	800,000	941,532
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250,000	253,487
3.25%, 11/21/21	350,000	374,799
3.85%, 09/30/23	250,000	273,942
5.00%, 09/30/43	300,000	355,414
CF Industries, Inc.
7.13%, 05/01/20	100,000	115,224
Dow Chemical Co.
8.55%, 05/15/19	500,000	586,774
3.00%, 11/15/22 (b)	750,000	780,241
4.25%, 10/01/34 (b)	500,000	518,244
5.25%, 11/15/41 (b)	200,000	226,686
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	359,286
3.60%, 08/15/22 (b)	100,000	106,243
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ecolab, Inc.
2.25%, 01/12/20	250,000	254,878
4.35%, 12/08/21	200,000	224,804
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	220,572
2.80%, 02/15/23	500,000	511,571
Goldcorp, Inc.
2.13%, 03/15/18	500,000	501,805
3.63%, 06/09/21 (b)	500,000	527,587
3.70%, 03/15/23 (b)	300,000	311,760
5.45%, 06/09/44 (b)	500,000	541,108
International Paper Co.
4.75%, 02/15/22 (b)	207,000	230,818
4.80%, 06/15/44 (b)	500,000	529,804
LYB International Finance BV
4.00%, 07/15/23	750,000	814,178
5.25%, 07/15/43	500,000	570,270
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	698,012
6.00%, 11/15/21 (b)	250,000	292,818
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	254,642
4.40%, 07/15/44 (b)	250,000	259,976
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	266,255
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	155,981
6.25%, 10/01/39	150,000	177,501
Nucor Corp.
5.75%, 12/01/17	500,000	520,665
4.13%, 09/15/22 (b)	250,000	273,053
5.20%, 08/01/43 (b)	300,000	343,347
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,000,000	1,058,751
4.50%, 11/01/23 (b)	1,000,000	1,099,355
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	350,000	366,331
5.88%, 12/01/36	100,000	120,619
Praxair, Inc.
2.65%, 02/05/25 (b)	500,000	515,489
3.20%, 01/30/26 (b)	1,500,000	1,607,454
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	581,000	627,664
4.75%, 03/22/42 (b)	1,000,000	1,115,825
Southern Copper Corp.
5.38%, 04/16/20	250,000	275,409
5.25%, 11/08/42	100,000	95,050
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	257,375
4.38%, 01/11/22	750,000	743,437
6.88%, 11/21/36	100,000	97,700
Vale S.A.
5.63%, 09/11/42	200,000	169,000
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	107,147
WestRock RKT Co.
4.90%, 03/01/22	200,000	225,004

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Weyerhaeuser Co.
7.38%, 03/15/32	350,000	475,052
		30,756,007
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	505,881
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	104,605
Avery Dennison Corp.
5.38%, 04/15/20	105,000	114,831
Boeing Co.
0.95%, 05/15/18	250,000	249,760
4.88%, 02/15/20	250,000	280,279
2.60%, 10/30/25 (b)	500,000	516,355
5.88%, 02/15/40	350,000	476,374
3.50%, 03/01/45 (b)	1,250,000	1,281,614
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	400,124
1.50%, 02/23/18	300,000	301,061
1.70%, 06/16/18	1,000,000	1,007,453
7.15%, 02/15/19	250,000	283,302
Caterpillar, Inc.
3.90%, 05/27/21	1,000,000	1,094,950
6.05%, 08/15/36	150,000	197,904
Deere & Co.
2.60%, 06/08/22 (b)	200,000	207,722
5.38%, 10/16/29	150,000	192,361
Eaton Corp.
1.50%, 11/02/17	150,000	150,413
2.75%, 11/02/22	250,000	258,796
4.00%, 11/02/32	100,000	107,427
4.15%, 11/02/42	100,000	107,198
Fortive Corp.
4.30%, 06/15/46 (b)(c)	500,000	537,386
General Dynamics Corp.
1.00%, 11/15/17	300,000	300,082
General Electric Capital Corp.
4.38%, 09/16/20	2,000,000	2,217,164
3.45%, 05/15/24 (b)	2,000,000	2,172,150
6.15%, 08/07/37	500,000	687,507
5.88%, 01/14/38	1,000,000	1,341,988
General Electric Co.
5.25%, 12/06/17	700,000	733,869
2.70%, 10/09/22	900,000	938,596
3.38%, 03/11/24	1,600,000	1,736,272
4.13%, 10/09/42	1,200,000	1,316,490
4.50%, 03/11/44	400,000	461,636
Honeywell International, Inc.
5.00%, 02/15/19	1,000,000	1,088,400
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	110,694
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	509,950
John Deere Capital Corp.
1.55%, 12/15/17	450,000	452,484
1.35%, 01/16/18	500,000	501,271
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 08/10/18	500,000	504,724
1.70%, 01/15/20	750,000	752,415
3.90%, 07/12/21	500,000	548,983
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	552,334
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	506,254
4.25%, 11/15/19 (h)	250,000	271,712
2.50%, 11/23/20 (b)	500,000	516,637
3.35%, 09/15/21	500,000	536,299
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	535,083
3.25%, 08/01/23	2,000,000	2,140,396
4.75%, 06/01/43	1,000,000	1,186,235
3.85%, 04/15/45 (b)	250,000	260,520
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,075,762
7.00%, 12/01/36	500,000	633,059
Packaging Corp. of America
3.65%, 09/15/24 (b)	500,000	521,314
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	806,899
2.90%, 07/01/26 (b)	1,000,000	1,015,961
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	257,807
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	229,330
3.88%, 03/01/25 (b)	250,000	263,790
Tyco International Finance S.A.
3.90%, 02/14/26 (b)	500,000	546,095
5.13%, 09/14/45 (b)	500,000	593,719
United Technologies Corp.
5.38%, 12/15/17	300,000	315,008
6.13%, 02/01/19	400,000	443,756
4.50%, 04/15/20	500,000	552,984
3.10%, 06/01/22	600,000	644,289
6.13%, 07/15/38	150,000	204,411
5.70%, 04/15/40	1,000,000	1,322,147
4.50%, 06/01/42	900,000	1,044,895
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	194,645
Vulcan Materials Co.
7.50%, 06/15/21	300,000	365,250
Waste Management, Inc.
6.10%, 03/15/18	100,000	106,996
2.90%, 09/15/22 (b)	200,000	210,174
4.10%, 03/01/45 (b)	500,000	550,250
		43,154,482
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	202,494
4.00%, 10/01/23	1,000,000	1,100,274
6.15%, 03/01/37	200,000	252,103
6.65%, 11/15/37	250,000	330,647
6.15%, 02/15/41	350,000	445,531

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	205,309
6.13%, 03/30/40	500,000	600,231
4.38%, 07/16/42	500,000	493,996
American Tower Corp.
3.40%, 02/15/19	750,000	779,725
5.05%, 09/01/20	250,000	276,641
5.00%, 02/15/24	100,000	113,445
3.13%, 01/15/27 (b)	750,000	748,144
AT&T, Inc.
1.40%, 12/01/17	750,000	750,419
5.50%, 02/01/18	1,900,000	2,002,499
5.80%, 02/15/19	800,000	877,995
2.45%, 06/23/20 (b)	1,500,000	1,529,044
3.00%, 02/15/22	350,000	361,834
3.95%, 01/15/25 (b)	250,000	265,834
3.40%, 05/15/25 (b)	1,000,000	1,029,273
4.13%, 02/17/26 (b)	1,000,000	1,082,666
4.50%, 05/15/35 (b)	1,000,000	1,053,972
6.00%, 08/15/40 (b)	1,000,000	1,202,111
5.35%, 09/01/40	25,000	28,102
5.15%, 03/15/42	400,000	435,605
4.30%, 12/15/42 (b)	750,000	742,642
4.35%, 06/15/45 (b)	1,100,000	1,087,959
4.75%, 05/15/46 (b)	500,000	525,327
5.65%, 02/15/47 (b)	500,000	591,595
4.50%, 03/09/48 (b)(c)	1,763,000	1,779,632
4.82%, 03/09/49 (b)(c)	259,000	261,149
CBS Corp.
5.50%, 05/15/33	300,000	336,367
4.90%, 08/15/44 (b)	400,000	426,714
4.60%, 01/15/45 (b)	250,000	257,561
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)(c)	500,000	523,054
4.91%, 07/23/25 (b)(c)	1,500,000	1,657,500
6.38%, 10/23/35 (b)(c)	500,000	590,581
6.48%, 10/23/45 (b)(c)	1,250,000	1,517,062
Comcast Corp.
5.15%, 03/01/20	500,000	560,898
2.85%, 01/15/23	1,250,000	1,314,097
6.95%, 08/15/37	1,000,000	1,460,698
4.65%, 07/15/42	500,000	579,171
4.60%, 08/15/45 (b)	1,000,000	1,157,850
Crown Castle International Corp.
4.88%, 04/15/22	750,000	838,500
4.45%, 02/15/26 (b)	1,000,000	1,100,350
Discovery Communications LLC
3.30%, 05/15/22	500,000	513,858
3.45%, 03/15/25 (b)	500,000	495,159
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	319,077
4.80%, 03/01/26 (b)	500,000	551,647
Grupo Televisa S.A.B.
6.63%, 03/18/25	500,000	605,845
6.63%, 01/15/40	500,000	574,109
6.13%, 01/31/46 (b)	500,000	550,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,122,394
4.38%, 04/01/21 (h)	1,750,000	1,948,413
5.95%, 04/01/41	350,000	471,224
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	273,901
3.63%, 05/01/22	1,000,000	1,072,580
3.65%, 11/01/24 (b)	250,000	266,115
3.60%, 04/15/26 (b)	500,000	529,487
Qwest Corp.
6.75%, 12/01/21	850,000	948,812
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	260,318
3.63%, 12/15/25 (b)	500,000	543,419
5.00%, 03/15/44 (b)	500,000	582,851
TCI Communications, Inc.
7.13%, 02/15/28	300,000	424,851
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	275,812
5.46%, 02/16/21	250,000	284,168
4.57%, 04/27/23	150,000	167,060
7.05%, 06/20/36	150,000	197,352
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	666,356
Time Warner Cable, Inc.
5.00%, 02/01/20	1,680,000	1,822,516
4.13%, 02/15/21 (b)	500,000	531,228
5.88%, 11/15/40 (b)	1,000,000	1,114,179
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,523,484
4.75%, 03/29/21	300,000	336,305
3.55%, 06/01/24 (b)	400,000	425,644
7.63%, 04/15/31	100,000	142,125
7.70%, 05/01/32	500,000	712,755
6.50%, 11/15/36	250,000	324,117
4.85%, 07/15/45 (b)	1,000,000	1,122,355
Verizon Communications, Inc.
3.65%, 09/14/18	1,500,000	1,566,352
1.38%, 08/15/19	500,000	497,937
2.63%, 02/21/20	1,000,000	1,029,241
4.50%, 09/15/20	500,000	549,184
4.60%, 04/01/21	500,000	556,910
3.00%, 11/01/21 (b)	500,000	523,774
5.15%, 09/15/23	1,250,000	1,458,324
4.15%, 03/15/24 (b)	1,000,000	1,105,537
3.50%, 11/01/24 (b)	1,000,000	1,068,503
4.40%, 11/01/34 (b)	2,500,000	2,653,520
5.85%, 09/15/35	3,146,000	3,892,511
4.86%, 08/21/46	1,000,000	1,124,691
4.52%, 09/15/48	388,000	412,018
5.01%, 08/21/54	500,000	554,591
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,088,850
4.25%, 09/01/23 (b)	1,000,000	1,064,187
3.88%, 04/01/24 (b)	400,000	412,916
3.45%, 10/04/26 (b)	750,000	751,132
6.88%, 04/30/36	200,000	235,909

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vodafone Group PLC
1.50%, 02/19/18	1,500,000	1,499,496
2.50%, 09/26/22	500,000	503,587
2.95%, 02/19/23	1,000,000	1,028,762
Walt Disney Co.
1.10%, 12/01/17	250,000	250,216
2.35%, 12/01/22	1,250,000	1,292,890
3.00%, 02/13/26	800,000	848,503
		81,145,938
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	261,124
4.50%, 11/28/34 (b)	500,000	552,948
Amazon.com, Inc.
2.60%, 12/05/19 (b)	1,000,000	1,038,345
2.50%, 11/29/22 (b)	400,000	412,630
3.80%, 12/05/24 (b)	500,000	555,167
4.80%, 12/05/34 (b)	500,000	589,276
4.95%, 12/05/44 (b)	500,000	611,784
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	534,066
3.25%, 04/15/25 (b)	1,000,000	1,037,574
Best Buy Co., Inc.
5.00%, 08/01/18	500,000	530,411
Carnival Corp.
3.95%, 10/15/20	350,000	378,697
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	506,318
1.75%, 02/15/20	500,000	505,208
CVS Health Corp.
2.25%, 08/12/19 (b)	1,250,000	1,274,357
3.38%, 08/12/24 (b)	1,000,000	1,060,101
3.88%, 07/20/25 (b)	443,000	483,140
5.30%, 12/05/43 (b)	200,000	248,957
5.13%, 07/20/45 (b)	1,500,000	1,842,918
Delphi Corp.
4.15%, 03/15/24 (b)	150,000	161,272
DR Horton, Inc.
4.00%, 02/15/20	500,000	529,375
eBay, Inc.
2.50%, 03/09/18	500,000	507,249
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,325,930
4.75%, 01/15/43	600,000	623,959
Ford Motor Credit Co. LLC
2.15%, 01/09/18	750,000	754,142
2.38%, 01/16/18	1,500,000	1,512,652
2.02%, 05/03/19	1,500,000	1,503,867
5.88%, 08/02/21	2,500,000	2,856,812
4.13%, 08/04/25	1,000,000	1,056,985
General Motors Co.
3.50%, 10/02/18	250,000	257,837
4.88%, 10/02/23	1,000,000	1,085,036
6.25%, 10/02/43	750,000	888,299
General Motors Financial Co., Inc.
3.15%, 01/15/20 (b)	1,500,000	1,529,601
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	510,601
2.00%, 04/01/21 (b)	800,000	813,890
4.40%, 04/01/21 (b)	500,000	557,334
3.75%, 02/15/24 (b)	500,000	554,395
5.88%, 12/16/36	1,200,000	1,649,137
5.95%, 04/01/41 (b)	500,000	689,093
4.88%, 02/15/44 (b)	750,000	921,034
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	535,451
6.00%, 01/15/36	500,000	609,808
4.63%, 07/02/44 (b)	200,000	222,737
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	796,312
3.38%, 09/15/25 (b)	1,000,000	1,079,253
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	195,755
5.13%, 01/15/42 (b)	300,000	283,397
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	205,793
3.13%, 10/15/21 (b)	200,000	208,847
McDonald's Corp.
5.35%, 03/01/18	150,000	158,329
2.75%, 12/09/20 (b)	1,500,000	1,557,994
3.38%, 05/26/25 (b)	350,000	369,350
4.88%, 12/09/45 (b)	250,000	291,333
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	103,566
3.63%, 05/01/43 (b)	50,000	52,628
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	322,089
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	531,089
QVC, Inc.
4.38%, 03/15/23	1,000,000	1,004,072
5.45%, 08/15/34 (b)	200,000	185,633
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	525,197
3.85%, 10/01/23 (b)	300,000	335,011
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	108,165
3.75%, 03/15/25 (b)	1,000,000	1,049,547
4.50%, 10/01/34 (b)	250,000	262,892
Target Corp.
2.30%, 06/26/19	500,000	514,708
3.50%, 07/01/24	250,000	273,619
4.00%, 07/01/42	500,000	545,936
Toyota Motor Credit Corp.
1.45%, 01/12/18	500,000	501,969
1.55%, 07/13/18	2,500,000	2,514,185
3.40%, 09/15/21	1,350,000	1,456,414
Under Armour, Inc.
3.25%, 06/15/26 (b)	1,000,000	1,008,789
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,026,175
4.15%, 12/14/35 (b)	1,500,000	1,701,264
4.30%, 12/14/45 (b)	750,000	869,012

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	537,751
2.55%, 04/11/23 (b)	700,000	727,443
5.25%, 09/01/35	1,050,000	1,396,978
6.50%, 08/15/37	500,000	738,737
6.20%, 04/15/38	700,000	1,007,183
5.63%, 04/15/41	750,000	1,021,510
4.00%, 04/11/43 (b)	500,000	559,023
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,075,265
4.80%, 11/18/44 (b)	1,100,000	1,217,402
		62,399,132
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.55%, 03/15/22	500,000	514,156
AbbVie, Inc.
1.75%, 11/06/17	700,000	702,488
2.00%, 11/06/18	1,700,000	1,718,287
2.90%, 11/06/22	500,000	513,410
3.20%, 11/06/22 (b)	300,000	312,748
2.85%, 05/14/23 (b)	2,000,000	2,033,382
4.50%, 05/14/35 (b)	1,000,000	1,069,059
4.40%, 11/06/42	1,000,000	1,044,628
Actavis Funding SCS
3.45%, 03/15/22 (b)	1,000,000	1,051,105
3.85%, 06/15/24 (b)	500,000	532,315
4.75%, 03/15/45 (b)	500,000	548,900
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,146,446
Altria Group, Inc.
9.25%, 08/06/19	250,000	303,900
4.75%, 05/05/21	500,000	565,767
2.85%, 08/09/22	600,000	627,328
2.95%, 05/02/23	800,000	839,083
4.25%, 08/09/42	200,000	217,257
Amgen, Inc.
2.20%, 05/22/19 (b)	1,000,000	1,019,208
3.88%, 11/15/21 (b)	500,000	543,980
3.63%, 05/22/24 (b)	500,000	536,632
5.15%, 11/15/41 (b)	500,000	571,928
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	404,090
2.15%, 02/01/19	1,400,000	1,424,784
2.65%, 02/01/21 (b)	2,000,000	2,065,860
3.30%, 02/01/23 (b)	1,000,000	1,056,392
3.70%, 02/01/24	1,200,000	1,298,921
3.65%, 02/01/26 (b)	1,500,000	1,614,126
4.70%, 02/01/36 (b)	2,000,000	2,306,992
4.63%, 02/01/44	500,000	575,913
4.90%, 02/01/46 (b)	850,000	1,015,503
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	500,000	569,103
6.88%, 11/15/19	350,000	406,139
5.00%, 04/15/20	250,000	278,039
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
1.75%, 11/16/18	500,000	504,000
2.38%, 11/16/20	500,000	514,501
6.45%, 09/15/37	1,650,000	2,305,349
Baxalta, Inc.
2.00%, 06/22/18	1,000,000	1,002,896
2.88%, 06/23/20 (b)	1,250,000	1,282,970
3.60%, 06/23/22 (b)	1,000,000	1,051,910
4.00%, 06/23/25 (b)	1,750,000	1,871,081
5.25%, 06/23/45 (b)	1,000,000	1,185,867
Baxter International, Inc.
6.25%, 12/01/37	750,000	994,390
Becton Dickinson & Co.
3.73%, 12/15/24 (b)	1,500,000	1,629,580
4.69%, 12/15/44 (b)	250,000	286,283
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,079,042
4.05%, 09/15/25 (b)	1,000,000	1,090,758
5.20%, 09/15/45 (b)	500,000	590,466
Boston Scientific Corp.
6.00%, 01/15/20	150,000	169,580
4.13%, 10/01/23 (b)	100,000	108,577
Bottling Group LLC
5.13%, 01/15/19	500,000	542,480
Bristol-Myers Squibb Co.
3.25%, 08/01/42	100,000	100,385
Campbell Soup Co.
2.50%, 08/02/22	350,000	358,836
Cardinal Health, Inc.
1.70%, 03/15/18	750,000	752,811
1.95%, 06/15/18	250,000	252,468
3.75%, 09/15/25 (b)	250,000	271,248
4.90%, 09/15/45 (b)	500,000	591,301
Celgene Corp.
2.30%, 08/15/18	750,000	760,501
2.88%, 08/15/20	1,000,000	1,035,428
3.55%, 08/15/22	1,000,000	1,063,891
3.63%, 05/15/24 (b)	700,000	737,955
4.63%, 05/15/44 (b)	300,000	317,468
5.00%, 08/15/45 (b)	250,000	282,599
Colgate-Palmolive Co.
1.75%, 03/15/19	500,000	507,834
3.25%, 03/15/24	200,000	219,960
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	783,000	815,823
Diageo Capital PLC
5.75%, 10/23/17	300,000	314,025
1.13%, 04/29/18	700,000	698,883
5.88%, 09/30/36	150,000	200,635
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,586,437
Eli Lilly & Co.
1.25%, 03/01/18	500,000	501,223
3.70%, 03/01/45 (b)	500,000	538,994
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	507,480
3.40%, 03/01/27 (b)	500,000	503,914
4.80%, 07/15/46 (b)	1,000,000	1,042,913

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Genzyme Corp.
5.00%, 06/15/20	250,000	280,653
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	252,654
2.05%, 04/01/19	1,000,000	1,016,838
2.55%, 09/01/20	500,000	516,739
4.40%, 12/01/21 (b)	350,000	391,248
3.70%, 04/01/24 (b)	400,000	431,022
3.50%, 02/01/25 (b)	500,000	530,174
5.65%, 12/01/41 (b)	200,000	248,530
4.80%, 04/01/44 (b)	350,000	391,528
4.50%, 02/01/45 (b)	250,000	267,615
4.75%, 03/01/46 (b)	750,000	840,228
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	160,388
2.85%, 05/08/22	150,000	157,968
Hasbro, Inc.
6.35%, 03/15/40	450,000	550,332
JM Smucker Co.
3.50%, 03/15/25	750,000	804,700
Johnson & Johnson
3.70%, 03/01/46 (b)	1,000,000	1,117,416
Kellogg Co.
4.00%, 12/15/20	250,000	273,768
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	541,815
6.63%, 08/01/37	100,000	148,010
5.30%, 03/01/41	200,000	264,542
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	910,993
Koninklijke Philips N.V.
5.75%, 03/11/18	1,500,000	1,592,715
3.75%, 03/15/22	250,000	270,805
5.00%, 03/15/42	100,000	111,523
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,000,000	1,009,657
5.38%, 02/10/20	1,000,000	1,117,302
3.50%, 06/06/22	1,500,000	1,595,812
3.00%, 06/01/26 (b)	500,000	505,018
5.00%, 06/04/42	1,000,000	1,153,359
5.20%, 07/15/45 (b)	500,000	593,663
4.38%, 06/01/46 (b)	500,000	531,237
Laboratory Corp. of America Holdings
2.63%, 02/01/20	750,000	764,777
McKesson Corp.
2.28%, 03/15/19	300,000	305,477
3.80%, 03/15/24 (b)	500,000	540,069
Medtronic, Inc.
2.50%, 03/15/20	1,500,000	1,552,206
3.63%, 03/15/24 (b)	200,000	217,734
3.50%, 03/15/25	1,000,000	1,078,052
4.38%, 03/15/35	1,000,000	1,135,396
4.63%, 03/15/45	750,000	883,463
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	545,100
2.75%, 02/10/25 (b)	2,000,000	2,074,774
3.70%, 02/10/45 (b)	500,000	530,647
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	2,000,000	2,020,654
3.50%, 05/01/22	200,000	214,443
4.20%, 07/15/46 (b)	500,000	523,196
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	508,872
4.00%, 02/01/24 (b)	400,000	439,403
6.88%, 02/01/38	500,000	669,863
Mylan N.V.
3.95%, 06/15/26 (b)(c)	1,000,000	1,009,511
Mylan, Inc.
5.40%, 11/29/43 (b)	1,500,000	1,616,193
Newell Brands, Inc.
2.88%, 12/01/19 (b)	400,000	410,963
4.70%, 08/15/20	150,000	162,465
4.20%, 04/01/26 (b)	2,200,000	2,398,810
5.50%, 04/01/46 (b)	500,000	607,987
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	110,247
3.00%, 11/20/25 (b)	1,000,000	1,059,051
PepsiCo, Inc.
1.25%, 04/30/18	500,000	501,200
2.25%, 01/07/19 (b)	750,000	767,642
1.50%, 02/22/19	1,000,000	1,006,996
3.60%, 03/01/24 (b)	500,000	548,833
4.88%, 11/01/40	200,000	243,760
4.60%, 07/17/45 (b)	500,000	603,748
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	508,207
Pfizer, Inc.
6.20%, 03/15/19 (h)	225,000	250,666
1.45%, 06/03/19	1,000,000	1,006,319
4.40%, 05/15/44	1,000,000	1,158,150
Philip Morris International, Inc.
4.50%, 03/26/20	250,000	274,733
2.90%, 11/15/21	250,000	262,568
2.50%, 08/22/22	100,000	102,795
6.38%, 05/16/38	650,000	910,407
4.88%, 11/15/43	1,000,000	1,205,342
4.25%, 11/10/44	200,000	222,080
Procter & Gamble Co.
4.70%, 02/15/19	650,000	704,008
1.85%, 02/02/21	1,000,000	1,018,883
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	435,534
2.50%, 03/30/20 (b)	500,000	506,347
4.25%, 04/01/24 (b)	500,000	547,838
3.50%, 03/30/25 (b)	1,000,000	1,048,878
4.70%, 03/30/45 (b)	500,000	538,768
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	558,855
5.85%, 08/15/45 (b)	1,500,000	1,957,768
Sanofi
1.25%, 04/10/18	100,000	100,222
4.00%, 03/29/21	150,000	165,024
Stryker Corp.
3.50%, 03/15/26 (b)	2,000,000	2,122,866

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sysco Corp.
3.75%, 10/01/25 (b)	750,000	808,544
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	500,000	513,370
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	750,000	748,018
3.15%, 10/01/26	750,000	755,077
4.10%, 10/01/46	750,000	749,652
The Coca-Cola Co.
1.65%, 11/01/18	500,000	505,892
3.15%, 11/15/20	1,000,000	1,073,725
2.88%, 10/27/25	500,000	527,397
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	509,325
3.85%, 08/01/23 (b)	350,000	379,955
7.50%, 04/01/31 (h)	100,000	141,876
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	55,272
3.60%, 08/15/21 (b)	550,000	585,590
4.15%, 02/01/24 (b)	200,000	217,648
5.30%, 02/01/44 (b)	200,000	239,206
Tyson Foods, Inc.
4.50%, 06/15/22 (b)	250,000	277,917
4.88%, 08/15/34 (b)	1,000,000	1,110,136
Unilever Capital Corp.
2.10%, 07/30/20	500,000	511,640
4.25%, 02/10/21	800,000	889,362
Wyeth LLC
5.95%, 04/01/37	500,000	669,947
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	1,000,000	1,007,051
2.70%, 04/01/20 (b)	500,000	511,329
4.25%, 08/15/35 (b)	500,000	509,017
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	257,984
4.70%, 02/01/43 (b)	100,000	105,639
		133,497,222
Energy 2.5%
Anadarko Petroleum Corp.
6.45%, 09/15/36	1,000,000	1,171,767
6.60%, 03/15/46 (b)	1,000,000	1,221,103
Apache Corp.
6.90%, 09/15/18	600,000	655,523
3.25%, 04/15/22 (b)	1,500,000	1,541,073
6.00%, 01/15/37	500,000	572,203
4.75%, 04/15/43 (b)	600,000	615,358
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	86,000	89,780
BP Capital Markets PLC
4.75%, 03/10/19	250,000	269,287
2.32%, 02/13/20	750,000	764,854
4.50%, 10/01/20	300,000	330,002
4.74%, 03/11/21	1,500,000	1,689,225
3.06%, 03/17/22	500,000	524,151
3.25%, 05/06/22	200,000	210,805
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	304,965
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (b)	150,000	149,521
6.25%, 03/15/38	100,000	112,213
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	499,723
1.72%, 06/24/18 (b)	1,500,000	1,513,585
2.36%, 12/05/22 (b)	499,000	508,456
3.19%, 06/24/23 (b)	1,150,000	1,226,003
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	785,498
Conoco, Inc.
6.95%, 04/15/29	200,000	254,895
ConocoPhillips
5.20%, 05/15/18	250,000	264,274
6.50%, 02/01/39	350,000	453,264
ConocoPhillips Co.
4.30%, 11/15/44 (b)	500,000	514,441
Devon Energy Corp.
5.85%, 12/15/25 (b)	500,000	563,684
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	1,100,000	1,221,885
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,055,601
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	139,438
Encana Corp.
6.50%, 05/15/19	250,000	270,598
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	1,500,000	1,570,272
5.20%, 02/01/22 (b)	2,000,000	2,170,164
4.75%, 01/15/26 (b)	1,000,000	1,035,044
4.90%, 03/15/35 (b)	750,000	694,335
6.63%, 10/15/36	500,000	545,942
7.50%, 07/01/38	1,000,000	1,149,919
6.50%, 02/01/42 (b)	1,000,000	1,046,346
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	497,005
4.85%, 07/15/26 (b)	500,000	504,091
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	1,500,000	1,528,024
2.85%, 04/15/21 (b)	1,500,000	1,546,068
3.35%, 03/15/23 (b)	500,000	512,340
3.90%, 02/15/24 (b)	400,000	419,024
3.75%, 02/15/25 (b)	150,000	155,723
3.95%, 02/15/27 (b)	350,000	367,518
6.65%, 10/15/34	250,000	301,957
4.85%, 03/15/44 (b)	100,000	104,321
5.10%, 02/15/45 (b)	500,000	539,791
EOG Resources, Inc.
5.63%, 06/01/19	500,000	547,979
2.63%, 03/15/23 (b)	500,000	499,875
4.15%, 01/15/26 (b)	250,000	273,571
3.90%, 04/01/35 (b)	1,500,000	1,500,537
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	500,000	506,496
2.22%, 03/01/21 (b)	1,000,000	1,022,460

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.57%, 03/06/45 (b)	500,000	507,979
4.11%, 03/01/46 (b)	1,500,000	1,681,107
Halliburton Co.
6.15%, 09/15/19	125,000	140,057
3.80%, 11/15/25 (b)	500,000	517,902
5.00%, 11/15/45 (b)	500,000	547,905
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,849,900
Hess Corp.
7.30%, 08/15/31	150,000	178,310
7.13%, 03/15/33	600,000	679,352
Husky Energy, Inc.
7.25%, 12/15/19	200,000	231,342
3.95%, 04/15/22 (b)	500,000	530,109
6.80%, 09/15/37	500,000	608,680
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	300,997
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	300,000	315,597
6.85%, 02/15/20 (h)	800,000	908,566
3.45%, 02/15/23 (b)	750,000	748,703
4.30%, 05/01/24 (b)	300,000	310,733
5.80%, 03/15/35	100,000	104,059
5.00%, 08/15/42 (b)	100,000	95,195
4.70%, 11/01/42 (b)	300,000	277,743
5.40%, 09/01/44 (b)	400,000	402,434
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	810,145
4.30%, 06/01/25 (b)	250,000	260,286
5.55%, 06/01/45 (b)	700,000	720,705
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	97,633
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	278,231
6.60%, 10/01/37	200,000	205,134
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	276,463
3.63%, 09/15/24 (b)	500,000	504,586
4.75%, 09/15/44 (b)	250,000	224,652
MPLX LP
4.00%, 02/15/25 (b)	250,000	246,808
Nexen, Inc.
5.88%, 03/10/35	600,000	746,764
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	271,355
5.25%, 11/15/43 (b)	400,000	408,627
Occidental Petroleum Corp.
2.60%, 04/15/22 (b)	500,000	511,144
3.40%, 04/15/26 (b)	1,000,000	1,056,269
4.40%, 04/15/46 (b)	1,500,000	1,660,068
Petro-Canada
6.80%, 05/15/38	750,000	987,916
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,115,279
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	503,743
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	289,438
7.20%, 01/15/28	220,000	274,457
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	109,596
3.65%, 06/01/22 (b)	200,000	202,983
3.85%, 10/15/23 (b)	150,000	149,433
6.65%, 01/15/37	100,000	108,659
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	1,000,000	1,083,023
Shell International Finance BV
4.30%, 09/22/19	600,000	648,182
1.88%, 05/10/21	500,000	500,859
3.25%, 05/11/25	1,500,000	1,581,991
6.38%, 12/15/38	1,000,000	1,362,849
4.55%, 08/12/43	250,000	276,415
4.38%, 05/11/45	1,500,000	1,623,163
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	370,342
5.65%, 03/01/20	300,000	324,322
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	109,947
5.95%, 09/25/43 (b)	600,000	712,016
Suncor Energy, Inc.
6.10%, 06/01/18	1,000,000	1,074,555
5.95%, 12/01/34	250,000	303,377
6.50%, 06/15/38	150,000	197,044
Tosco Corp.
7.80%, 01/01/27	150,000	198,366
Total Capital International S.A.
2.88%, 02/17/22	500,000	524,779
3.70%, 01/15/24	1,000,000	1,097,594
3.75%, 04/10/24	500,000	551,902
TransCanada PipeLines Ltd.
1.88%, 01/12/18	750,000	753,150
4.63%, 03/01/34 (b)	600,000	662,777
7.63%, 01/15/39	100,000	148,334
Valero Energy Corp.
6.63%, 06/15/37	500,000	587,611
4.90%, 03/15/45	500,000	495,392
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	494,132
Williams Partners LP
5.25%, 03/15/20	250,000	270,859
3.60%, 03/15/22 (b)	100,000	101,859
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (b)	1,500,000	1,519,048
		79,062,909
Industrial Other 0.1%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	1,255,000	1,325,034
Princeton University
4.95%, 03/01/19	750,000	813,873
Trustees of Dartmouth College
3.47%, 06/01/46	500,000	533,213
		2,672,120

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 2.0%
Alphabet, Inc.
3.38%, 02/25/24	300,000	328,806
Apple, Inc.
2.10%, 05/06/19	350,000	357,787
2.85%, 05/06/21	1,500,000	1,581,772
2.40%, 05/03/23	1,500,000	1,528,608
3.85%, 05/03/43	1,000,000	1,024,550
4.45%, 05/06/44	1,000,000	1,123,464
3.45%, 02/09/45	500,000	479,008
4.38%, 05/13/45	1,000,000	1,106,199
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	258,982
Arrow Electronics, Inc.
4.50%, 03/01/23 (b)	200,000	211,765
Baidu, Inc.
3.00%, 06/30/20	500,000	515,131
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,094,996
2.20%, 02/28/21	500,000	511,912
3.63%, 03/04/24	250,000	275,332
3.50%, 06/15/25	250,000	277,003
5.90%, 02/15/39	500,000	671,198
5.50%, 01/15/40	1,000,000	1,298,133
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	514,561
6.02%, 06/15/26 (b)(c)	2,500,000	2,745,750
8.35%, 07/15/46 (b)(c)	200,000	240,204
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	315,231
5.00%, 10/15/25 (b)	500,000	571,211
Fiserv, Inc.
4.63%, 10/01/20	750,000	823,543
3.85%, 06/01/25 (b)	250,000	270,784
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	533,268
Harris Corp.
6.15%, 12/15/40	150,000	190,843
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	1,000,000	1,019,378
3.60%, 10/15/20 (b)(c)	2,500,000	2,625,470
4.40%, 10/15/22 (b)(c)	1,000,000	1,067,689
4.90%, 10/15/25 (b)(c)	1,250,000	1,336,521
6.20%, 10/15/35 (b)(c)	750,000	783,757
6.35%, 10/15/45 (b)(c)	1,500,000	1,553,086
HP, Inc.
4.65%, 12/09/21	500,000	548,692
Intel Corp.
3.70%, 07/29/25 (b)	1,000,000	1,110,651
4.80%, 10/01/41	750,000	885,517
4.25%, 12/15/42 (h)	250,000	273,013
International Business Machines Corp.
1.88%, 05/15/19	200,000	203,120
2.25%, 02/19/21	1,500,000	1,544,533
3.38%, 08/01/23	150,000	161,460
3.63%, 02/12/24	500,000	544,953
4.00%, 06/20/42	500,000	525,887
Security Rate, Maturity Date	Face Amount ($)	Value ($)
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	550,356
Lam Research Corp.
3.45%, 06/15/23 (b)	1,500,000	1,536,534
3.80%, 03/15/25 (b)	500,000	521,778
Microsoft Corp.
1.30%, 11/03/18	2,000,000	2,010,376
1.63%, 12/06/18	1,000,000	1,012,558
2.00%, 11/03/20 (b)	1,000,000	1,021,317
2.40%, 08/08/26 (b)	1,000,000	1,002,127
4.50%, 10/01/40 (h)	100,000	114,841
5.30%, 02/08/41	500,000	637,656
4.45%, 11/03/45 (b)	1,500,000	1,709,692
NetApp, Inc.
2.00%, 12/15/17	500,000	501,246
NVIDIA Corp.
2.20%, 09/16/21 (b)	1,000,000	1,004,197
3.20%, 09/16/26 (b)	500,000	504,983
Oracle Corp.
5.75%, 04/15/18	750,000	802,523
2.25%, 10/08/19	500,000	512,584
2.80%, 07/08/21	1,000,000	1,045,284
1.90%, 09/15/21 (b)	2,750,000	2,758,891
3.40%, 07/08/24 (b)	650,000	694,971
2.95%, 05/15/25 (b)	500,000	517,040
4.30%, 07/08/34 (b)	400,000	434,612
6.13%, 07/08/39	750,000	1,007,488
4.00%, 07/15/46 (b)	500,000	518,006
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	364,505
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	500,000	533,072
4.80%, 05/20/45 (b)	500,000	547,159
Seagate HDD Cayman
3.75%, 11/15/18	800,000	822,480
4.75%, 06/01/23	1,000,000	990,625
4.75%, 01/01/25	4,000,000	3,782,500
4.88%, 06/01/27 (b)	1,500,000	1,329,703
5.75%, 12/01/34 (b)	500,000	416,983
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	500,000	501,975
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	531,874
Xerox Corp.
2.75%, 03/15/19	300,000	301,321
2.75%, 09/01/20	500,000	495,474
		64,070,499
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	715,881	727,527
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,500,000	1,539,525
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	153,925
3.85%, 09/01/23 (b)	400,000	442,050
3.40%, 09/01/24 (b)	2,000,000	2,155,116

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.05%, 03/01/41 (b)	500,000	607,996
4.55%, 09/01/44 (b)	400,000	464,263
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	158,632
4.50%, 11/07/43 (b)	300,000	354,278
Canadian Pacific Railway Co.
4.50%, 01/15/22	500,000	551,188
5.75%, 01/15/42	250,000	318,672
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	346,452	367,698
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	85,234	91,101
CSX Corp.
4.25%, 06/01/21 (b)	150,000	165,527
6.15%, 05/01/37	500,000	653,237
4.10%, 03/15/44 (b)	100,000	106,792
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	395,551	468,234
FedEx Corp.
2.63%, 08/01/22	500,000	514,428
3.90%, 02/01/35	300,000	309,713
3.88%, 08/01/42	200,000	202,780
Kansas City Southern
2.35%, 05/15/20 (b)	350,000	353,061
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	785,553
4.84%, 10/01/41	100,000	116,626
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	306,108
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,027,228
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,083,227
3.65%, 02/15/24 (b)	500,000	546,666
3.25%, 08/15/25 (b)	500,000	538,212
4.15%, 01/15/45 (b)	1,000,000	1,105,583
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	1,000,000	1,023,850
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	158,696
5.13%, 04/01/19	150,000	164,496
6.20%, 01/15/38	200,000	285,935
4.88%, 11/15/40 (b)	400,000	504,978
		18,352,901
		515,111,210
Utility 2.0%
Electric 1.8%
Alabama Power Co.
3.55%, 12/01/23	350,000	382,355
Appalachian Power Co.
3.40%, 06/01/25 (b)	600,000	640,445
7.00%, 04/01/38	750,000	1,034,704
4.45%, 06/01/45 (b)	500,000	548,710
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	255,962
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway Energy Co.
5.75%, 04/01/18 (h)	1,250,000	1,332,111
2.40%, 02/01/20 (b)	300,000	307,532
6.13%, 04/01/36 (h)	500,000	666,200
5.95%, 05/15/37	250,000	324,868
6.50%, 09/15/37	500,000	689,789
5.15%, 11/15/43 (b)	800,000	967,964
4.50%, 02/01/45 (b)	850,000	953,600
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,140,372
3.00%, 05/15/26 (b)	2,000,000	2,037,596
4.70%, 03/31/43 (b)	250,000	286,886
4.88%, 03/01/44 (b)	500,000	589,067
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	213,576
4.45%, 03/15/44 (b)	650,000	746,553
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	539,420
3.95%, 05/15/43 (b)	250,000	276,083
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	541,455
Dominion Resources, Inc.
1.90%, 06/15/18	1,100,000	1,106,088
5.25%, 08/01/33	500,000	567,472
4.05%, 09/15/42 (b)	3,000,000	3,036,507
DTE Energy Co.
1.50%, 10/01/19 (g)	750,000	749,595
3.30%, 06/15/22 (b)	500,000	529,787
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	330,139
6.05%, 04/15/38	1,255,000	1,711,991
5.30%, 02/15/40	600,000	761,509
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,500,000	1,517,845
3.75%, 04/15/24 (b)	1,000,000	1,081,610
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,645,801
Edison International
2.95%, 03/15/23 (b)	500,000	517,239
Entergy Louisiana LLC
4.95%, 01/15/45 (b)	500,000	532,891
Exelon Corp.
4.95%, 06/15/35 (b)(c)	500,000	568,587
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	329,801
2.95%, 01/15/20 (b)	500,000	515,735
4.00%, 10/01/20 (b)	500,000	534,477
6.25%, 10/01/39	1,000,000	1,116,320
5.60%, 06/15/42 (b)	750,000	785,808
Florida Power & Light Co.
3.13%, 12/01/25 (b)	750,000	803,127
5.95%, 02/01/38	150,000	206,429
3.80%, 12/15/42 (b)	275,000	297,774
Georgia Power Co.
4.75%, 09/01/40	500,000	573,961
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,067,722

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (h)	1,000,000	1,055,560
5.25%, 04/20/46 (a)(b)	300,000	324,483
Nevada Power Co.
6.65%, 04/01/36	500,000	698,946
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	500,000	531,320
Ohio Power Co.
5.38%, 10/01/21	1,000,000	1,145,608
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	354,423
4.55%, 12/01/41 (b)	200,000	234,353
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	1,000,000	1,072,450
4.25%, 05/15/21 (b)	200,000	220,610
6.05%, 03/01/34	1,000,000	1,337,423
4.30%, 03/15/45 (b)	1,000,000	1,126,379
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,206,892
3.40%, 06/01/23 (b)	1,000,000	1,057,673
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	750,000	770,083
6.25%, 05/15/39	500,000	697,100
PSEG Power LLC
5.13%, 04/15/20	400,000	438,216
3.00%, 06/15/21 (b)	500,000	515,021
Public Service Co. of Colorado
3.55%, 06/15/46 (b)	1,000,000	1,029,944
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	110,050
Puget Energy, Inc.
6.50%, 12/15/20	500,000	580,852
6.00%, 09/01/21	250,000	289,262
3.65%, 05/15/25 (b)	1,500,000	1,563,981
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	327,060
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	344,864
Sempra Energy
3.55%, 06/15/24 (b)	400,000	423,244
Southern California Edison Co.
5.55%, 01/15/37	500,000	646,424
Southern Co.
2.35%, 07/01/21 (b)	350,000	357,077
4.40%, 07/01/46 (b)	500,000	541,782
Southern Power Co.
1.50%, 06/01/18	500,000	500,748
2.38%, 06/01/20 (b)	1,200,000	1,224,040
TransAlta Corp.
6.90%, 05/15/18	250,000	261,466
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	108,526
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	401,018
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	201,233
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	110,850
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	546,235
2.40%, 03/15/21 (b)	250,000	256,781
4.80%, 09/15/41 (b)	600,000	702,200
		58,677,640
Natural Gas 0.2%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	650,000	709,220
NiSource Finance Corp.
6.25%, 12/15/40	500,000	650,873
4.80%, 02/15/44 (b)	500,000	567,189
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	107,882
4.66%, 02/01/44 (b)	300,000	348,596
Sempra Energy
9.80%, 02/15/19	500,000	592,245
6.00%, 10/15/39	350,000	449,002
Southern California Gas Co.
2.60%, 06/15/26 (b)	1,000,000	1,022,674
Southwest Gas Corp.
3.88%, 04/01/22 (b)	200,000	212,309
		4,659,990
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	809,699
		809,699
		64,147,329
Total Corporates
(Cost $805,674,962)		835,908,100

Treasuries 36.1% of net assets
Bonds
9.13%, 05/15/18 (h)	2,331,000	2,645,913
8.00%, 11/15/21 (h)	2,149,000	2,876,050
6.00%, 02/15/26 (h)	891,000	1,235,462
6.75%, 08/15/26	1,324,000	1,949,254
6.13%, 11/15/27	2,388,000	3,467,450
5.50%, 08/15/28	2,000,000	2,812,578
5.25%, 11/15/28	2,500,000	3,462,403
5.25%, 02/15/29	2,028,000	2,820,662
6.13%, 08/15/29	3,500,000	5,264,696
6.25%, 05/15/30 (h)	4,985,000	7,697,638
5.38%, 02/15/31	5,650,000	8,245,356
4.50%, 02/15/36	500,000	703,897
4.75%, 02/15/37	1,086,000	1,576,672
5.00%, 05/15/37	150,000	224,810
4.38%, 02/15/38 (h)	1,500,000	2,093,028
4.50%, 05/15/38	1,500,000	2,130,030
3.50%, 02/15/39 (h)	3,572,000	4,424,676
4.25%, 05/15/39	1,150,000	1,577,364
4.50%, 08/15/39	2,850,000	4,041,101
4.38%, 11/15/39 (h)	4,381,000	6,111,153

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 02/15/40	3,215,000	4,640,213
4.38%, 05/15/40	3,500,000	4,892,275
3.88%, 08/15/40	3,500,000	4,567,363
4.25%, 11/15/40 (h)	4,409,000	6,072,882
4.75%, 02/15/41	4,000,000	5,903,124
4.38%, 05/15/41	4,000,000	5,620,236
3.75%, 08/15/41	3,623,000	4,656,403
3.13%, 11/15/41	5,500,000	6,404,277
3.13%, 02/15/42 (h)	3,940,000	4,590,254
3.00%, 05/15/42	1,493,000	1,702,690
2.75%, 08/15/42	3,399,000	3,705,243
2.75%, 11/15/42	3,420,000	3,724,394
3.13%, 02/15/43	2,500,000	2,913,720
2.88%, 05/15/43	5,899,000	6,570,241
3.63%, 08/15/43	1,633,000	2,079,588
3.75%, 11/15/43	3,668,000	4,775,204
3.63%, 02/15/44	3,545,000	4,515,305
3.38%, 05/15/44	3,912,000	4,774,091
3.13%, 08/15/44 (h)	7,000,000	8,171,408
3.00%, 11/15/44 (h)	5,750,000	6,557,697
2.50%, 02/15/45 (h)	12,500,000	12,920,900
3.00%, 05/15/45 (h)	6,750,000	7,697,767
2.88%, 08/15/45	5,750,000	6,405,856
3.00%, 11/15/45	5,500,000	6,277,518
2.50%, 02/15/46 (h)	16,750,000	17,318,579
2.50%, 05/15/46	6,250,000	6,468,994
2.25%, 08/15/46	5,000,000	4,909,570
Notes
0.88%, 10/15/17	4,000,000	4,008,360
0.75%, 10/31/17 (h)	9,001,000	9,008,210
1.88%, 10/31/17 (h)	4,245,000	4,299,221
0.88%, 11/15/17	3,800,000	3,807,942
0.63%, 11/30/17 (h)	7,000,000	6,995,765
0.88%, 11/30/17	5,000,000	5,010,645
2.25%, 11/30/17	10,500,000	10,688,023
1.00%, 12/15/17 (h)	9,750,000	9,786,367
0.75%, 12/31/17	4,247,000	4,249,654
1.00%, 12/31/17	9,000,000	9,033,219
0.88%, 01/15/18	3,000,000	3,006,564
0.88%, 01/31/18	4,000,000	4,009,296
1.00%, 02/15/18	5,250,000	5,270,711
3.50%, 02/15/18	1,500,000	1,556,718
0.75%, 02/28/18	8,066,000	8,069,468
1.00%, 03/15/18 (h)	5,500,000	5,522,451
0.88%, 03/31/18	5,000,000	5,010,740
2.88%, 03/31/18 (h)	1,991,000	2,054,308
0.75%, 04/15/18	1,500,000	1,500,410
0.63%, 04/30/18 (h)	15,707,000	15,683,691
0.75%, 04/30/18	1,400,000	1,400,328
2.63%, 04/30/18 (h)	3,107,000	3,199,057
1.00%, 05/15/18	3,500,000	3,514,424
3.88%, 05/15/18	2,000,000	2,101,796
1.00%, 05/31/18 (h)	10,000,000	10,041,020
2.38%, 05/31/18	4,100,000	4,209,868
1.13%, 06/15/18 (h)	5,000,000	5,031,640
0.63%, 06/30/18	2,250,000	2,245,167
1.38%, 06/30/18 (h)	6,619,000	6,689,327
2.38%, 06/30/18	2,500,000	2,569,825
0.88%, 07/15/18	4,500,000	4,508,879
1.38%, 07/31/18	3,000,000	3,032,988
1.00%, 08/15/18	5,000,000	5,021,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 08/15/18	2,500,000	2,652,880
1.50%, 08/31/18 (h)	6,088,000	6,171,351
1.00%, 09/15/18	6,500,000	6,526,916
0.75%, 09/30/18	6,000,000	5,998,362
1.38%, 09/30/18 (h)	9,691,000	9,802,291
0.88%, 10/15/18	2,500,000	2,504,395
1.25%, 10/31/18	5,329,000	5,378,336
1.75%, 10/31/18	3,500,000	3,568,086
1.25%, 11/15/18	3,000,000	3,027,831
1.25%, 11/30/18	3,633,000	3,666,987
1.38%, 11/30/18	2,400,000	2,429,155
1.25%, 12/15/18	3,000,000	3,028,536
1.38%, 12/31/18 (h)	950,000	961,745
1.50%, 12/31/18	5,676,000	5,761,918
1.13%, 01/15/19	4,000,000	4,027,420
1.25%, 01/31/19	16,122,000	16,281,011
1.50%, 01/31/19	4,676,000	4,748,604
0.75%, 02/15/19	5,250,000	5,240,671
1.38%, 02/28/19	5,604,000	5,676,023
1.50%, 02/28/19	4,337,000	4,405,442
1.00%, 03/15/19 (h)	9,750,000	9,788,464
1.50%, 03/31/19	2,500,000	2,541,113
1.63%, 03/31/19	6,270,000	6,390,378
0.88%, 04/15/19 (h)	20,000,000	20,015,620
1.25%, 04/30/19	6,423,000	6,489,741
1.63%, 04/30/19	6,520,000	6,647,473
0.88%, 05/15/19 (h)	10,000,000	10,006,250
3.13%, 05/15/19	1,000,000	1,058,984
1.13%, 05/31/19	13,770,000	13,873,812
1.50%, 05/31/19	2,913,000	2,962,099
0.88%, 06/15/19	1,600,000	1,600,626
1.00%, 06/30/19	3,000,000	3,011,952
1.63%, 06/30/19	3,040,000	3,102,402
0.75%, 07/15/19	5,000,000	4,984,375
0.88%, 07/31/19 (h)	4,201,000	4,202,559
1.63%, 07/31/19	3,700,000	3,777,759
1.00%, 08/31/19	700,000	702,338
1.63%, 08/31/19 (h)	7,250,000	7,403,352
0.88%, 09/15/19	10,000,000	10,000,000
1.00%, 09/30/19	4,500,000	4,514,238
1.75%, 09/30/19 (h)	7,425,000	7,611,204
1.25%, 10/31/19	3,250,000	3,283,261
1.50%, 10/31/19	3,250,000	3,307,574
3.38%, 11/15/19 (h)	3,110,700	3,344,852
1.00%, 11/30/19	1,483,000	1,486,157
1.50%, 11/30/19 (h)	8,175,000	8,319,182
1.13%, 12/31/19	2,000,000	2,011,524
1.63%, 12/31/19 (h)	11,000,000	11,238,260
1.25%, 01/31/20 (h)	6,000,000	6,056,250
1.38%, 01/31/20 (h)	2,832,000	2,869,501
3.63%, 02/15/20	5,000,000	5,438,575
1.38%, 02/29/20 (h)	6,500,000	6,585,949
1.13%, 03/31/20	2,384,000	2,395,827
1.38%, 03/31/20	4,250,000	4,306,279
3.50%, 05/15/20	4,000,000	4,351,640
1.50%, 05/31/20	4,000,000	4,069,220
1.63%, 06/30/20 (h)	5,000,000	5,109,865
1.88%, 06/30/20 (h)	5,346,000	5,510,555
1.63%, 07/31/20 (h)	5,450,000	5,569,328
2.63%, 08/15/20 (h)	4,776,000	5,059,479
1.38%, 08/31/20	4,000,000	4,049,688

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 08/31/20	5,000,000	5,203,025
1.38%, 09/30/20	6,000,000	6,072,420
2.00%, 09/30/20	3,500,000	3,627,558
1.38%, 10/31/20	4,750,000	4,806,126
1.75%, 10/31/20	3,000,000	3,079,452
2.63%, 11/15/20 (h)	4,608,000	4,892,581
1.63%, 11/30/20 (h)	6,000,000	6,130,662
2.00%, 11/30/20	3,500,000	3,628,583
1.75%, 12/31/20 (h)	11,000,000	11,295,625
2.38%, 12/31/20	4,091,000	4,305,536
1.38%, 01/31/21	8,000,000	8,088,752
2.13%, 01/31/21	1,500,000	1,563,428
3.63%, 02/15/21 (h)	3,603,000	3,986,734
1.13%, 02/28/21	8,000,000	8,006,248
2.00%, 02/28/21	2,965,000	3,075,666
1.25%, 03/31/21 (h)	10,000,000	10,053,910
2.25%, 03/31/21	1,576,000	1,652,553
1.38%, 04/30/21 (h)	23,000,000	23,244,375
2.25%, 04/30/21	2,786,000	2,922,960
3.13%, 05/15/21	2,000,000	2,176,524
1.38%, 05/31/21	8,000,000	8,087,816
2.00%, 05/31/21	2,534,000	2,630,758
1.13%, 06/30/21	4,000,000	3,995,860
2.13%, 06/30/21	1,512,000	1,579,006
1.13%, 07/31/21	6,500,000	6,491,368
2.25%, 07/31/21	3,000,000	3,151,464
2.13%, 08/15/21	2,171,900	2,268,447
1.13%, 08/31/21	3,000,000	2,997,306
2.00%, 08/31/21	3,000,000	3,116,544
2.13%, 09/30/21	2,750,000	2,873,750
2.00%, 10/31/21	3,000,000	3,117,774
2.00%, 11/15/21 (h)	4,800,000	4,988,155
1.88%, 11/30/21 (h)	12,500,000	12,913,087
2.13%, 12/31/21	500,000	522,754
1.50%, 01/31/22 (h)	6,300,000	6,384,779
2.00%, 02/15/22	5,000,000	5,198,045
1.75%, 02/28/22	3,000,000	3,078,984
1.75%, 03/31/22 (h)	8,300,000	8,515,767
1.75%, 04/30/22	9,000,000	9,230,445
1.75%, 05/15/22	5,000,000	5,126,955
1.88%, 05/31/22 (h)	4,500,000	4,646,074
2.13%, 06/30/22	5,000,000	5,230,665
2.00%, 07/31/22	5,000,000	5,195,900
1.63%, 08/15/22 (h)	5,861,000	5,967,916
1.88%, 08/31/22	5,000,000	5,160,350
1.75%, 09/30/22	3,000,000	3,074,649
1.88%, 10/31/22	5,000,000	5,159,275
1.63%, 11/15/22 (h)	6,177,000	6,281,842
2.00%, 11/30/22	3,000,000	3,117,657
2.13%, 12/31/22 (h)	10,000,000	10,465,620
1.75%, 01/31/23	4,000,000	4,095,156
2.00%, 02/15/23	6,894,000	7,163,025
1.50%, 02/28/23 (h)	9,500,000	9,575,145
1.50%, 03/31/23	9,000,000	9,065,565
1.63%, 04/30/23	8,000,000	8,117,816
1.75%, 05/15/23 (h)	8,500,000	8,692,907
1.65%, 05/31/23	14,300,000	14,506,678
1.38%, 06/30/23	3,000,000	2,995,194
1.25%, 07/31/23	6,250,000	6,185,425
2.50%, 08/15/23	5,176,000	5,546,105
1.38%, 08/31/23	2,000,000	1,993,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 09/30/23	6,500,000	6,475,625
2.75%, 11/15/23	2,046,000	2,229,780
2.75%, 02/15/24	2,119,000	2,312,607
2.50%, 05/15/24	3,890,000	4,180,610
2.38%, 08/15/24	5,000,000	5,328,125
2.25%, 11/15/24 (h)	8,500,000	8,976,136
2.00%, 02/15/25 (h)	9,200,000	9,528,826
2.13%, 05/15/25 (h)	7,512,400	7,855,596
2.00%, 08/15/25 (h)	9,000,000	9,315,351
2.25%, 11/15/25 (h)	9,000,000	9,502,380
1.63%, 02/15/26 (h)	13,000,000	13,025,142
1.63%, 05/15/26	8,500,000	8,512,945
1.50%, 08/15/26	9,500,000	9,407,973
Total Treasuries
(Cost $1,134,059,661)		1,166,209,177

Government Related 7.8% of net assets
Agency 3.9%
Foreign 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	1,001,202
1.38%, 02/10/20	1,000,000	1,005,290
		2,006,492
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	1,500,000	1,529,955
Nexen, Inc.
6.40%, 05/15/37	1,400,000	1,877,744
		3,407,699
Colombia 0.1%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	259,688
7.63%, 07/23/19	700,000	800,625
5.88%, 09/18/23	300,000	324,375
5.38%, 06/26/26 (b)	500,000	521,725
5.88%, 05/28/45	250,000	230,575
		2,136,988
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/15/18 (d)	1,500,000	1,574,857
0.88%, 04/19/18 (d)	1,500,000	1,499,186
1.00%, 06/11/18 (d)	1,000,000	1,001,066
4.50%, 07/16/18 (d)(h)	2,000,000	2,124,994
1.13%, 08/06/18 (d)	1,500,000	1,503,923
1.50%, 02/06/19 (d)	3,200,000	3,232,755
4.88%, 06/17/19 (d)	1,000,000	1,100,947
4.00%, 01/27/20 (d)	1,000,000	1,090,471
1.50%, 04/20/20 (d)	1,500,000	1,514,766
1.88%, 06/30/20 (d)	1,000,000	1,021,508

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 09/08/20 (d)	1,000,000	1,056,699
1.50%, 06/15/21 (d)	1,000,000	1,004,405
2.38%, 08/25/21 (d)	1,500,000	1,569,516
2.63%, 01/25/22 (d)	500,000	529,613
2.50%, 11/20/24 (d)	1,000,000	1,060,131
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	1,445,000	1,447,127
1.88%, 09/17/18 (d)	1,000,000	1,018,040
		23,350,004
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	755,979
1.75%, 11/13/18	1,000,000	1,006,512
2.13%, 02/07/19	500,000	508,652
1.75%, 05/29/19	400,000	402,596
		2,673,739
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	500,000	526,000
3.13%, 01/23/19	1,000,000	1,011,500
5.50%, 02/04/19	1,000,000	1,057,000
3.50%, 07/23/20 (c)	1,000,000	1,009,500
5.50%, 01/21/21	400,000	423,500
3.50%, 01/30/23	500,000	473,000
4.88%, 01/18/24	500,000	507,500
6.63%, 06/15/35	500,000	511,425
6.50%, 06/02/41	250,000	244,375
5.50%, 06/27/44	935,000	815,226
5.63%, 01/23/46 (c)	750,000	657,038
		7,236,064
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	510,028
2.45%, 01/17/23	1,000,000	1,020,305
3.70%, 03/01/24	400,000	435,153
4.25%, 11/23/41	1,000,000	1,068,798
		3,034,284
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	800,000	898,042
5.00%, 04/11/22	200,000	233,579
2.88%, 01/21/25	1,250,000	1,314,549
Korea Development Bank
3.00%, 03/17/19	700,000	726,702
2.25%, 05/18/20	500,000	512,485
		3,685,357
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.0%
Svensk Exportkredit AB
1.13%, 04/05/18	250,000	250,391
1.88%, 06/17/19	500,000	508,608
		758,999
		48,289,626
U.S. 2.4%
Fannie Mae
1.00%, 09/27/17	1,900,000	1,906,289
0.88%, 02/08/18	350,000	350,515
0.88%, 05/21/18	1,700,000	1,701,785
1.13%, 10/19/18	400,000	402,193
1.88%, 02/19/19	1,500,000	1,534,048
1.63%, 05/10/19 (b)	2,750,000	2,752,247
1.75%, 06/20/19	1,000,000	1,021,718
1.25%, 06/28/19 (b)	4,000,000	4,000,204
1.25%, 07/26/19 (b)	1,500,000	1,498,066
0.88%, 08/02/19	3,250,000	3,238,719
1.75%, 09/12/19	2,000,000	2,044,110
1.75%, 11/26/19	2,500,000	2,557,007
1.63%, 01/21/20	1,300,000	1,324,027
1.50%, 11/30/20	1,300,000	1,318,290
1.60%, 12/24/20 (b)	600,000	600,113
1.38%, 02/26/21	1,500,000	1,510,857
7.13%, 01/15/30 (h)	527,000	824,988
7.25%, 05/15/30	1,000,000	1,586,869
6.63%, 11/15/30	200,000	304,591
Federal Farm Credit Bank
0.75%, 04/18/18	2,000,000	1,997,476
1.15%, 07/01/19	1,000,000	1,003,944
1.92%, 04/19/22 (b)	1,500,000	1,500,612
Federal Home Loan Bank
2.25%, 09/08/17	2,000,000	2,027,564
5.00%, 11/17/17 (h)	1,185,000	1,241,763
1.00%, 12/19/17	500,000	501,532
0.88%, 03/19/18	1,250,000	1,251,182
2.75%, 06/08/18	1,250,000	1,290,645
2.00%, 09/14/18	500,000	510,622
1.50%, 03/08/19	2,000,000	2,026,864
1.88%, 03/08/19	2,000,000	2,044,884
1.88%, 03/13/20	1,000,000	1,026,236
1.38%, 02/18/21	1,000,000	1,006,709
2.38%, 06/10/22	400,000	421,366
2.13%, 03/10/23	250,000	259,177
2.88%, 06/14/24	1,075,000	1,165,994
5.38%, 08/15/24	1,750,000	2,215,516
5.50%, 07/15/36	400,000	580,967
Freddie Mac
1.00%, 09/29/17	2,850,000	2,859,163
1.00%, 12/15/17	500,000	501,782
0.88%, 03/07/18 (h)	4,440,000	4,444,111
1.10%, 09/13/18 (b)	1,000,000	1,000,086
1.25%, 01/29/19 (b)	1,750,000	1,750,630
1.13%, 04/15/19	1,600,000	1,607,706
0.00%, 11/29/19 (i)	700,000	669,019
2.38%, 01/13/22 (h)	5,351,000	5,639,007
6.75%, 03/15/31 (h)	264,000	408,586
6.25%, 07/15/32	700,000	1,059,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,077,762
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,165,678
6.75%, 11/01/25	488,000	678,979
		77,411,212
		125,700,838
Local Authority 1.2%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (h)	160,000	220,409
Province of British Columbia
2.00%, 10/23/22	200,000	203,699
2.25%, 06/02/26	300,000	306,361
Province of Manitoba
1.75%, 05/30/19	1,000,000	1,014,816
2.13%, 06/22/26	750,000	752,317
Province of Ontario
1.10%, 10/25/17	750,000	750,997
3.15%, 12/15/17	500,000	512,865
2.00%, 09/27/18	500,000	508,728
4.00%, 10/07/19	750,000	808,318
4.40%, 04/14/20	300,000	330,596
2.50%, 09/10/21	500,000	521,165
2.45%, 06/29/22	500,000	519,510
Province of Quebec
2.75%, 08/25/21	500,000	526,975
2.63%, 02/13/23	250,000	261,923
7.13%, 02/09/24	1,000,000	1,320,183
2.88%, 10/16/24	1,000,000	1,062,559
7.50%, 09/15/29	168,000	253,242
		9,874,663
		9,874,663
U.S. 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,761,507
California
6.20%, 10/01/19	1,500,000	1,708,140
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	2,046,910
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	419,601
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,442,169
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	750,000	1,139,835
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	317,930
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	137,373
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	894,852
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	198,726
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	418,873
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,450,000	1,664,513
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	257,918
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	387,047
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	579,859
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	965,000
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	281,700
Series B
4.53%, 01/01/35	390,000	454,779
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	290,284
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.05%, 07/01/26 (b)	800,000	874,288
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	519,345
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	943,013
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,005,786
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	277,132
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	359,253
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	620,055
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	263,990
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	653,030
Northwestern University
3.69%, 12/01/38	500,000	546,285

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	656,175
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	172,763
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	428,139
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	573,934
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	612,260
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,047,202
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	619,720
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	608,240
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,443,168
University of California
RB Series J
4.13%, 05/15/45	600,000	660,204
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	500,000	574,905
		28,825,903
		38,700,566
Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	1,000,000	1,015,936
		1,015,936
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	304,500
3.13%, 03/27/25	650,000	696,313
3.63%, 10/30/42	100,000	106,875
		1,107,688
Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	339,450
4.38%, 07/12/21	1,000,000	1,085,500
4.50%, 01/28/26 (b)	750,000	829,687
7.38%, 09/18/37	300,000	405,750
6.13%, 01/18/41	750,000	909,375
5.00%, 06/15/45 (b)	350,000	380,625
		3,950,387
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond
4.13%, 02/19/18	500,000	517,554
6.38%, 03/29/21	2,000,000	2,320,182
5.38%, 02/21/23	1,000,000	1,148,474
		3,986,210
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	520,861
		520,861
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,250,000	1,569,917
5.38%, 06/15/33	500,000	617,783
		2,187,700
Mexico 0.3%
Mexico Government International Bond
3.50%, 01/21/21	650,000	692,575
3.63%, 03/15/22	900,000	950,625
8.00%, 09/24/22	100,000	129,850
4.00%, 10/02/23	350,000	374,850
3.60%, 01/30/25	2,000,000	2,077,500
4.13%, 01/21/26	500,000	539,000
6.05%, 01/11/40	300,000	366,375
4.75%, 03/08/44	1,300,000	1,350,375
5.55%, 01/21/45	600,000	697,500
4.60%, 01/23/46	500,000	508,750
		7,687,400
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	664,500
4.00%, 09/22/24 (b)	500,000	549,375
3.75%, 03/16/25 (b)	750,000	810,937
6.70%, 01/26/36	200,000	274,000
		2,298,812
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	286,875
7.35%, 07/21/25	1,000,000	1,387,500
4.13%, 08/25/27	500,000	573,750
		2,248,125
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	592,396
4.00%, 01/15/21	300,000	326,270
4.20%, 01/21/24	1,300,000	1,482,616
5.50%, 03/30/26	600,000	758,129

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.38%, 01/15/32	350,000	496,423
3.95%, 01/20/40	1,500,000	1,716,987
		5,372,821
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,126,510
5.13%, 04/21/21	350,000	396,190
3.00%, 03/17/23	300,000	312,552
4.00%, 01/22/24	250,000	276,763
		2,112,015
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	172,470
3.88%, 09/11/23	600,000	685,470
		857,940
South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	600,000	635,289
5.38%, 07/24/44	500,000	544,750
		1,180,039
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	275,938
7.63%, 03/21/36	300,000	424,500
4.13%, 11/20/45	150,000	141,375
5.10%, 06/18/50	250,000	260,000
		1,101,813
		35,627,747
Supranational 1.6*%
African Development Bank
0.88%, 03/15/18	500,000	499,512
1.63%, 10/02/18	500,000	506,495
2.38%, 09/23/21	1,000,000	1,043,522
Asian Development Bank
1.75%, 09/11/18	750,000	761,775
1.38%, 01/15/19	1,000,000	1,007,880
1.50%, 01/22/20	500,000	505,832
1.63%, 03/16/21	500,000	506,902
2.00%, 01/22/25	1,500,000	1,528,164
5.82%, 06/16/28	1,000,000	1,357,107
Corp. Andina de Fomento
2.00%, 05/10/19	500,000	505,083
4.38%, 06/15/22	350,000	389,113
Council of Europe Development Bank
1.00%, 03/07/18	500,000	500,268
1.63%, 03/10/20	500,000	506,528
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,526,227
1.50%, 03/16/20	500,000	505,510
Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Investment Bank
1.00%, 03/15/18	1,000,000	1,000,673
1.25%, 05/15/18	1,500,000	1,506,804
1.00%, 06/15/18	500,000	500,223
1.88%, 03/15/19	700,000	713,453
1.75%, 06/17/19	1,000,000	1,016,942
1.63%, 03/16/20	2,250,000	2,281,291
1.38%, 06/15/20	500,000	501,629
2.88%, 09/15/20	1,000,000	1,060,848
4.00%, 02/16/21	1,200,000	1,334,369
2.00%, 03/15/21	1,500,000	1,541,095
3.25%, 01/29/24	1,000,000	1,112,725
2.50%, 10/15/24	500,000	528,574
2.13%, 04/13/26	1,000,000	1,023,053
4.88%, 02/15/36	750,000	1,039,491
Inter-American Development Bank
0.88%, 03/15/18	500,000	500,475
1.75%, 08/24/18	500,000	508,922
1.75%, 10/15/19	500,000	508,579
3.88%, 02/14/20	700,000	761,206
2.13%, 11/09/20	650,000	672,557
1.88%, 03/15/21	2,000,000	2,045,330
4.38%, 01/24/44	1,500,000	1,986,090
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	1,002,194
1.88%, 03/15/19	2,000,000	2,043,854
1.88%, 10/07/19	1,800,000	1,841,636
2.13%, 11/01/20	1,000,000	1,035,831
2.25%, 06/24/21	3,250,000	3,382,064
1.88%, 10/07/22	2,500,000	2,541,952
2.50%, 11/25/24	250,000	264,190
4.75%, 02/15/35	350,000	469,933
International Finance Corp.
2.13%, 11/17/17 (h)	500,000	507,205
1.75%, 09/04/18	500,000	507,753
1.75%, 09/16/19	1,100,000	1,119,470
1.63%, 07/16/20	1,000,000	1,015,726
Nordic Investment Bank
2.25%, 09/30/21	1,250,000	1,299,879
		50,825,934
Total Government Related
(Cost $244,294,000)		250,855,085

Securitized 29.7% of net assets
Asset-Backed Securities 0.5%
Automobile 0.2%
CarMax Auto Owner Trust 2014-2
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	2,250,000	2,264,376
Ford Credit Auto Owner Trust
1.56%, 02/15/20 (b)	983,000	986,974
1.60%, 06/15/21 (b)	500,000	504,649
Honda Auto Receivables Owner Trust
1.18%, 05/18/20 (b)	200,000	200,300
1.31%, 10/15/20 (b)	200,000	200,569

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
1.37%, 05/15/20 (b)	432,000	433,688
1.79%, 01/15/22 (b)	900,000	911,142
		5,501,698
Credit Card 0.3%
American Express Credit Account Master Trust
1.49%, 04/15/20 (b)	326,000	327,414
1.43%, 06/15/20 (b)	100,000	100,457
Capital One Multi-Asset Execution Trust
1.48%, 07/15/20 (b)	200,000	200,906
5.75%, 07/15/20 (b)	250,000	261,003
1.39%, 01/15/21 (b)	850,000	854,065
Chase Issuance Trust
1.38%, 11/15/19 (b)	680,000	682,671
1.58%, 08/16/21 (b)	300,000	302,825
1.84%, 04/15/22 (b)	500,000	508,087
2.77%, 03/15/23 (b)	200,000	211,278
Citibank Credit Card Issuance Trust
5.65%, 09/20/19 (b)	500,000	522,102
5.35%, 02/07/20 (b)	200,000	211,432
1.73%, 04/09/20 (b)	500,000	504,860
2.88%, 01/23/23 (b)	225,000	238,475
Discover Card Execution Note Trust
2.12%, 12/15/21 (b)	1,500,000	1,532,878
1.67%, 01/18/22 (b)	2,700,000	2,732,428
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	211,156
		9,402,037
		14,903,735
Commercial Mortgage-Backed Securities 1.6%
CFCRE Commercial Mortgage Trust 2016-C3
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	2,000,000	2,207,258
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 Class A4
3.28%, 05/10/58 (b)	1,000,000	1,053,961
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	689,751
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	133,241
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	480,000	494,016
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	587,968
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,091,236
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,200,000	1,307,479
COMM 2012-CCRE2 Mortgage Trust
Series 2012-CR2 Class A4
3.15%, 08/15/45 (b)	1,305,000	1,388,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	313,635
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	300,000	319,664
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	382,144
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	637,168
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	265,820
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	514,588
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	678,669
COMM 2014-CCRE18 Mortgage Trust
Series 2014-CR18 Class A4
3.55%, 07/15/47 (b)	250,000	269,406
COMM 2014-CCRE19 Mortgage Trust
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (b)	400,000	427,847
COMM 2015-CCRE24 Mortgage Trust
Series 2015-CR24 Class A5
3.70%, 08/10/48 (b)	200,000	218,558
COMM 2016-CCRE28 Mortgage Trust
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	700,000	768,878
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	271,156
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	67,944	68,103
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	152,338	162,946
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	187,440	202,171
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	680,069
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	845,240
Series 2012-M2 Class A1
1.82%, 09/25/21 (b)	21,285	21,511
Series 2015-M4 Class AV2
2.51%, 07/25/22 (b)	75,000	78,071
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(b)	65,000	66,650
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)	492,000	529,583
Series 2015-M3 Class A2
2.72%, 10/25/24 (b)	550,000	577,916

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	69,343	70,662
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	203,768
Series K708 Class A2
2.13%, 01/25/19 (b)	304,480	309,805
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	426,139
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	447,234
Series K008 Class A2
3.53%, 06/25/20 (b)	140,600	150,586
Series K009 Class A2
3.81%, 08/25/20 (b)	500,000	543,410
Series K015 Class A1
2.26%, 10/25/20 (b)	116,004	117,542
Series K014 Class A1
2.79%, 10/25/20 (b)	369,943	378,904
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	386,605
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	336,898
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	130,000	143,351
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	492,000	540,077
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	180,656
Series K015 Class A2
3.23%, 07/25/21 (b)	500,000	535,646
Series K016 Class A2
2.97%, 10/25/21 (b)	1,400,000	1,487,500
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	105,843
Series K025 Class A1
1.88%, 04/25/22 (b)	374,000	378,000
Series K022 Class A2
2.36%, 07/25/22 (b)	900,000	934,798
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	840,053
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	527,731
Series K026 Class A2
2.51%, 11/25/22 (b)	1,975,000	2,064,792
Series K027 Class A2
2.64%, 01/25/23 (b)	745,000	784,259
Series K033 Class A1
2.87%, 02/25/23 (b)	128,559	134,356
Series K028 Class A2
3.11%, 02/25/23 (b)	1,055,000	1,139,659
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	1,675,000	1,830,945
Series K031 Class A2
3.30%, 04/25/23 (a)(b)	315,000	344,413
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	582,594
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	496,719
Series K037 Class A2
3.49%, 01/25/24 (b)	300,000	332,745
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	328,481
Series K045 Class A2
3.02%, 01/25/25 (b)	400,000	431,660
Series K046 Class A2
3.21%, 03/25/25 (b)	600,000	655,806
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	252,612
Series 2012-GC6 Class A3
3.48%, 01/10/45 (b)	600,000	646,758
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	1,500,000	1,606,901
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (b)	275,000	284,888
Series 2013-GC13 Class A5
4.17%, 07/10/46 (a)(b)	450,000	505,219
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	400,000	450,569
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	408,361
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	319,106
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	431,011
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	267,943
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	331,409
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	359,321	393,886
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	323,888
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	638,360
Series 2015-C29 Class A4
3.61%, 05/15/48 (b)	1,000,000	1,084,489
Series 2015-C28 Class A4
3.23%, 10/15/48 (b)	2,000,000	2,111,273
Series 2015-C32 Class A2
2.82%, 11/15/48 (b)	600,000	625,161
Series 2015-JP1 Class A4
3.65%, 01/15/49 (b)	600,000	655,537
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	457,009
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	288,428
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	911,964
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	222,207
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,072,401
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	319,939

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	522,417
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	716,202
Series 2015-C31 Class A3
3.43%, 11/15/48 (b)	500,000	534,506
Series 2015-C30 Class A4
3.66%, 09/15/58 (b)	560,000	608,938
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	117,486	119,604
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	584,210
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	284,924
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	70,174
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	154,136
		53,629,040
Mortgage-Backed Securities Pass-Through 27.6%
Fannie Mae
6.00%, 12/01/16 to 05/01/41 (b)	3,687,046	4,262,908
5.50%, 02/01/17 to 09/01/38 (b)(h)	1,874,967	2,124,591
5.00%, 02/01/18 to 09/01/39 (b)(h)	2,802,312	3,128,724
4.50%, 03/01/18 to 04/01/41 (b)(h)	1,889,486	2,076,487
4.50%, 05/01/18 to 10/01/46 (b)	18,252,957	20,058,937
4.00%, 06/01/18 to 07/01/46 (b)	45,708,975	49,259,786
3.50%, 10/01/18 to 02/01/46 (b)	75,141,648	79,570,113
7.00%, 11/01/18 to 04/01/37 (b)	46,906	54,945
5.50%, 12/01/18 to 08/01/41 (b)	7,121,299	8,104,369
6.50%, 05/01/19 to 05/01/40 (b)	1,495,752	1,728,549
5.00%, 07/01/23 to 08/01/41 (b)	10,645,111	11,934,394
4.00%, 04/01/24 to 08/01/44 (b)(h)	11,312,027	12,170,331
8.50%, 05/01/25 (b)	2,709	3,066
3.00%, 12/01/25 to 09/01/46 (b)	87,327,554	91,254,397
2.50%, 07/01/27 to 02/01/43 (b)	22,551,411	23,357,852
2.00%, 02/01/28 to 09/01/28 (b)	202,691	206,782
6.00%, 07/01/35 to 10/01/39 (b)(h)	1,904,567	2,200,579
2.54%, 10/01/35 (a)(b)(h)	186,671	194,866
2.49%, 05/01/38 (a)(b)	210,208	218,219
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.84%, 04/01/40 (a)(b)	52,177	54,919
2.77%, 05/01/40 (a)(b)	41,149	43,688
3.50%, 10/01/40 to 02/01/45 (b)(h)	19,240,764	20,369,690
3.00%, 07/01/43 (b)(h)	1,556,206	1,621,247
2.43%, 09/01/43 (a)(b)	277,477	286,259
2.90%, 11/01/43 (a)(b)	99,607	103,583
2.46%, 04/01/45 (a)(b)	339,969	349,104
2.46%, 11/01/45 (a)(b)	355,209	367,022
2.94%, 11/01/45 (a)(b)	244,263	254,062
3.00%, 05/01/46 (a)(b)	477,161	498,792
Fannie Mae TBA
3.50%, 10/01/31 to 11/01/46 (b)(g)	12,000,000	12,648,779
2.00%, 11/01/31 (b)(g)	2,500,000	2,530,304
2.50%, 11/01/31 to 11/01/46 (b)(g)	5,000,000	5,156,510
3.00%, 11/01/31 to 10/01/46 (b)(g)	14,000,000	14,588,046
4.00%, 10/01/46 (b)(g)	11,500,000	12,351,719
4.50%, 10/01/46 (b)(g)	8,000,000	8,762,310
Freddie Mac
6.50%, 03/01/17 to 09/01/39 (b)	384,317	443,774
6.00%, 04/01/17 to 06/01/39 (b)	2,945,721	3,400,310
4.00%, 04/01/18 to 01/01/46 (b)	30,851,062	33,189,975
5.00%, 06/01/18 to 08/01/39 (b)(h)	1,935,483	2,152,411
5.50%, 11/01/18 to 08/01/40 (b)	4,846,874	5,508,486
4.50%, 05/01/19 to 04/01/44 (b)	9,083,812	9,975,416
5.00%, 10/01/20 to 12/01/43 (b)	6,681,206	7,471,323
4.50%, 07/01/23 to 07/01/39 (b)(h)	746,130	813,367
5.50%, 05/01/24 to 02/01/40 (b)(h)	988,703	1,118,692
3.00%, 12/01/25 to 09/01/46 (b)	48,293,431	50,481,664
3.50%, 12/01/25 to 03/01/46 (b)	47,356,170	50,135,778
2.50%, 07/01/27 to 07/01/43 (b)	15,790,519	16,367,533
2.00%, 10/01/27 to 01/01/29 (b)	759,113	773,024
6.00%, 09/01/32 to 10/01/37 (b)(h)	427,310	492,067
6.50%, 12/01/33 (b)(h)	294,302	337,384
3.00%, 01/01/43 to 06/01/43 (b)(h)	3,034,428	3,160,429
4.00%, 05/01/44 (b)(h)	1,920,629	2,060,902
2.42%, 12/01/45 (a)(b)	250,717	258,545
Freddie Mac TBA
3.50%, 10/01/31 to 10/01/46 (b)(g)	21,000,000	22,159,638
2.00%, 11/01/31 (b)(g)	1,000,000	1,012,122
2.50%, 11/01/31 (b)(g)	3,500,000	3,619,492

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/01/31 to 10/01/46 (b)(g)	14,500,000	15,088,378
4.00%, 10/01/46 (b)(g)	6,500,000	6,972,646
4.50%, 10/01/46 (b)(g)	7,000,000	7,665,410
Ginnie Mae
5.00%, 11/15/17 to 05/20/46 (b)	9,881,970	10,996,573
6.50%, 05/15/24 to 09/20/37 (b)	513,323	607,789
4.00%, 12/15/24 to 07/20/46 (b)	33,092,001	35,567,371
5.50%, 04/20/26 to 12/20/45 (b)	3,322,166	3,762,278
3.50%, 05/20/26 to 08/20/46 (b)	71,248,801	75,840,182
3.00%, 01/20/27 to 07/20/46 (b)	37,559,592	39,481,449
2.50%, 03/20/27 to 07/20/43 (b)	2,265,899	2,352,571
2.00%, 07/20/28 (b)	16,761	17,090
6.00%, 12/20/31 to 06/15/41 (b)	1,621,606	1,875,749
6.00%, 09/15/32 to 09/20/37 (b)(h)	439,208	510,187
5.50%, 04/15/33 (b)(h)	260,933	300,038
5.00%, 05/15/33 to 07/20/39 (b)(h)	819,319	906,318
4.50%, 09/15/33 to 09/20/45 (b)	19,101,940	20,951,876
2.13%, 08/20/37 (a)(b)(h)	23,063	23,750
2.13%, 08/20/38 to 09/20/43 (a)(b)	547,642	567,405
4.50%, 03/20/39 (b)(h)	470,005	509,962
2.00%, 03/20/40 to 05/20/43 (a)(b)	1,251,642	1,294,652
3.00%, 10/20/40 to 07/20/42 (a)(b)	144,950	150,137
2.50%, 07/20/42 to 02/20/44 (a)(b)	155,802	159,706
3.00%, 01/20/43 (b)(h)	9,144,983	9,631,412
3.50%, 04/20/44 (a)(b)	72,235	75,035
3.50%, 08/20/44 to 12/20/45 (b)(h)	10,927,255	11,615,709
Ginnie Mae TBA
2.50%, 10/01/46 (b)(g)	1,000,000	1,016,602
3.50%, 10/01/46 (b)(g)	7,500,000	7,967,383
4.00%, 10/01/46 (b)(g)	9,500,000	10,180,215
4.50%, 10/01/46 (b)(g)	2,000,000	2,158,077
3.00%, 11/01/46 (b)(g)	15,000,000	15,684,276
		890,758,487
Total Securitized
(Cost $944,866,843)		959,291,262
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets
Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (e)	43,159,905	43,159,905
Total Other Investment Company
(Cost $43,159,905)		43,159,905

Short-Term Investment 4.3% of net assets
Government Related 4.3%
Federal Home Loan Bank
0.24%, 10/13/16 (f)	138,500,000	138,493,075
Total Short-Term Investment
(Cost $138,488,920)		138,493,075

End of Investments

At 09/30/16, the tax basis cost of the fund's investments was $3,311,223,827 and the unrealized appreciation and depreciation were $84,622,806 and ($1,930,029), respectively, with a net unrealized appreciation of $82,692,777.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $24,659,461 or 0.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO –	General obligation
RB –	Revenue bond
USD –	Unified school district

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$835,908,100	$—	$835,908,100
Government Related[1]	—	250,855,085	—	250,855,085
Securitized [1]	—	959,291,262	—	959,291,262
Treasuries	—	1,166,209,177	—	1,166,209,177
Other Investment Company[1]	43,159,905	—	—	43,159,905
Short-Term Investments[1]	—	138,493,075	—	138,493,075
Total	$43,159,905	$3,350,756,699	$—	$3,393,916,604
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP16

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 8, 2016